     As filed with the Securities and Exchange Commission on April 28, 1999
                                                       Registration No. 33-83120
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 -------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933         /X/

                       Pre-Effective Amendment No. ___                   / /

                       Post-Effective Amendment No. 5                    /X/

                 REGISTRATION STATEMENT UNDER THE INVESTMENT             /X/
                               COMPANY ACT OF 1940

                               Amendment No. 5                           /X/

                         PIA VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)
                                 -------------
                     THE PENN INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                                 -------------
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                  Depositor's Telephone Number: (215) 956-9177

                                 -------------
                                Richard F. Plush
                     Vice President, Products and Programs
                     The Penn Insurance and Annuity Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:

          Angela C. Goelzer                  C. Ronald Rubley
          Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
          1800 M Street, N.W.                1701 Market Street
          Washington, D.C. 20036             Philadelphia, PA  19103
                                 -------------
It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b) of Rule 485
  -----
    X     on May 1, 1999 pursuant to paragraph (b) of Rule 485
  -----
         60 days after filing pursuant to paragraph (a) of Rule 485
  -----
         on (date) pursuant to paragraph (a) of Rule 485
  -----

                             CROSS REFERENCE SHEET
--------------------------------------------------------------------------------

                                                                                                         Location in Statement
Form N-4 Item Number                                        Location in Prospectus                       of Additional Information




Item 1.      Cover Page                                     Cover Page                                   N/A

Item 2.      Definitions                                    Glossary                                     N/A

Item 3.      Synopsis or Highlights                         Cover Page; Expenses                         N/A

Item 4.      Condensed Financial Information                Performance Information                      N/A

Item 5.      General Description of Registrant,             The Penn Insurance and Annuity               N/A
             Depositor and Portfolio Companies              Company; The Separate Account

Item 6.      Deductions and Expenses                        The Contract - What Charges Do I Pay?        N/A

Item 7.      General Description of Variable                The Contract                                 N/A
             Annuity Contracts

Item 8.      Annuity Period                                 The Contract - What Types of Annuity         N/A
                                                            Payments May I Choose?

Item 9.      Death Benefit                                  The Contract - What are the Death            N/A
                                                            Benefits Under My Contract?

Item 10.     Purchases and Contract Value                   The Contract - How Do I Purchase a           N/A
                                                            Contract?
                                                            The Separate Account - Accumulations
                                                            Units
Item 11.     Redemptions                                    The Contract - May I Withdraw Any of         N/A
                                                            My Money?

Item 12.     Taxes                                          Federal Income Tax Considerations            N/A

Item 13.     Legal Proceedings                              N/A                                          N/A

Item 14.     Table of Contents of Statement of              Statement of Additional Information          N/A
             Additional Information                         Contents

Item 15.     Cover Page                                     N/A                                          Cover Page

Item 16.     Table of Contents                              N/A                                          Cover Page

Item 17.     General Information and History                N/A                                          N/A

Item 18.     Services                                       N/A                                          Administrative and
                                                                                                         Recordkeeping Services;
                                                                                                         Custodian; Auditors

Item 19.     Purchase of Securities Being                   The Contract - How Do I Purchase a           Distribution of Contracts
             Offered                                        Contract?
                                                            The Contract - May I Transfer Money
                                                            Among Subaccounts and the Fixed
                                                            Interest Accounts?
                                                            The Contract - What Charges Do I Pay?


Item 20.     Underwriters                                   N/A                                          Distribution of Contracts

Item 21.     Calculation of Performance Data                N/A                                          Performance Data

Item 22.     Annuity Payments                               N/A                                          Variable Annuity Payments

Item 23.     Financial Statements                           N/A                                          Financial Statements


                                     PART A

                      Information Required in a Prospectus

PROSPECTUS

PIA Variable Annuity Account I
May 1, 1999

Pennant
-------------------------------

A Flexible Premium Variable and
Fixed Annuity

Penn Series Funds, Inc.
May 1, 1999
Investment Advisers:
T. Rowe Price Associates, Inc.
OpCap Advisors
Independence Capital Management, Inc.
Vontobel USA, Inc.
RS Investment Management, Inc.

American Century Variable Portfolios, Inc.
May 1, 1999
Investment Adviser:
American Century Investment Management, Inc.

Neuberger Berman
Advisers Management Trust
May 1, 1999
Investment Adviser:
Neuberger Berman Management Incorporated

Fidelity Investments'
Variable Insurance Products Fund
Variable Insurance Products Fund II
April 30, 1999
Investment Adviser:
Fidelity Management & Research Company

Morgan Stanley Dean Witter Universal Funds
May 1, 1999
Investment Adviser:
Morgan Stanley Dean Witter Investment Management

--------------------------------------------------------------------------------
PROSPECTUS -- MAY 1, 1999
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT -- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

PENNANT

PIA VARIABLE ANNUITY ACCOUNT I

THE PENN INSURANCE AND ANNUITY COMPANY
Philadelphia, Pennsylvania 19172 o Telephone (800) 523-0650
--------------------------------------------------------------------------------
This prospectus describes an individual variable and fixed annuity contract offered by The Penn Insurance and Annuity Company ("PIA"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and PIA. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience.

o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%.

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.

o allows you to choose to receive your annuity payments over different periods of time.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through PIA Variable Annuity Account I (the "Separate Account").

------------------------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                       MANAGER
     Growth Equity Fund                                       Independence Capital Management, Inc. (a wholly owned
                                                                subsidiary of The Penn Mutual Life Insurance Company)
     Value Equity Fund                                        OpCap Advisors
     Small Capitalization Fund                                OpCap Advisors
     Emerging Growth Fund                                     RS Investment Management, Inc.
     Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
     International Equity Fund                                Vontobel USA, Inc.
     Quality Bond Fund                                        Independence Capital Management, Inc.
     High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
     Money Market Fund                                        Independence Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                    MANAGER
     Capital Appreciation Portfolio                           American Century Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                    MANAGER
     Balanced Portfolio                                       Neuberger Berman Management Incorporated
     Limited Maturity Bond Portfolio                          Neuberger Berman Management Incorporated
     Partners Fund Portfolio                                  Neuberger Berman Management Incorporated
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCT FUND         MANAGER
     Equity-Income Portfolio                                  Fidelity Management and Research Company
     Growth Portfolio                                         Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II     MANAGER
     Asset Manager Portfolio                                  Fidelity Management and Research Company
     Index 500 Portfolio                                      Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.              MANAGER
     Emerging Markets Equity (International) Portfolio        Morgan Stanley Dean Witter Asset Management Inc.
------------------------------------------------------------------------------------------------------------------------------------

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

Under the fixed component of the Contract, you may direct us to invest in one or more options in our Fixed Interest Account.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS OF UP TO 6%. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states.

FOR CONTRACTS SOLD IN SOME STATES, NOT ALL FUNDS OR FIXED INTEREST OPTIONS ARE AVAILABLE. ALSO, IN SOME STATES THE NUMBER OF YEARS DURING WHICH PURCHASE PAYMENTS MAY BE MADE TO THE COMPANY IS LIMITED.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

--------------------------------------------------------------------------------
PROSPECTUS CONTENTS

GLOSSARY ..................................................................... 3
--------------------------------------------------------------------------------
EXPENSES ..................................................................... 4
--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES ................................................ 6
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION .............................................. 7
--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY .......................................12
--------------------------------------------------------------------------------
YEAR 2000 ....................................................................12
--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT .........................................................13
     Accumulation Units.......................................................13
     Voting Instructions......................................................13
     Investment Options in the Separate Account...............................13
         Penn Series Funds, Inc. .............................................13
         American Century Variable Portfolios, Inc. ..........................14
         Neuberger Berman Advisers Management Trust...........................14
         Fidelity Investments' Variable Insurance Products Fund...............15
         Fidelity Investments' Variable Insurance Products Fund II............15
         Morgan Stanley Dean Witter Universal Funds, Inc. ....................15
--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT ...................................................15
--------------------------------------------------------------------------------
THE CONTRACT .................................................................16
     How Do I Purchase a Contract?............................................16
     What Types of Annuity Payments May I Choose?.............................17
         Variable Annuity Payments............................................17
         Fixed Annuity Payments...............................................17
         Other Information....................................................17
     What Are the Death Benefits Under My Contract?...........................17
         Enhanced Death Benefit...............................................18
         Choosing a Lump Sum or Annuity.......................................18
     May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?..18
         Before the Annuity Date..............................................18
         After the Annuity Date...............................................18
         Dollar Cost Averaging................................................19
         Automatic Rebalancing................................................19
     May I Withdraw Any of My Money?..........................................19
         Systematic Withdrawals...............................................19
         403(b) Withdrawals...................................................19
     Deferment of Payments and Transfers......................................20

     What Charges Do I Pay?...................................................20
         Administration Charges...............................................20
         Mortality and Expense Risk Charge....................................20
         Contingent Deferred Sales Charge.....................................20
         Free Withdrawals.....................................................21
         Premium Taxes........................................................21
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION.......................................................22
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS ............................22
     General Information......................................................22
     Loans Under Section 403(b) Contracts.....................................23
--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS ............................................23
     Withdrawals and Death Benefits...........................................23
     Annuity Payments.........................................................23
     Early Withdrawals........................................................24
     Transfers................................................................24
     Separate Account Diversification.........................................24
     Qualified Plans..........................................................24
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS .........................................................25
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS .................................25
--------------------------------------------------------------------------------

GLOSSARY

     As used in this prospectus, the following terms have the indicated meanings:

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Insurance and Annuity Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT:  The person during whose life annuity payments are made.

     ANNUITY DATE:  The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

     CONTRACT OWNER: The person named in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.

     FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all options in the Fixed Interest Account.

     SEPARATE ACCOUNT: PIA Variable Annuity Account I, a separate account of The Penn Insurance and Annuity Company, that is registered as a unit investment trust under the Investment Company Act of 1940.

     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     WE OR US: "we" or "us" means The Penn Insurance and Annuity Company, also referred to in this Prospectus as PIA or the Company.

     YOU: "you" means the Contract Owner or prospective Contract Owner.

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments .................                 None
Maximum Contingent Deferred Sales Charge ................       6% of purchase
                                                            payments withdrawn*
Exchange Fee ............................................                 None
MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE ...........                  $30**
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE
  OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge .......................                1.25%
Contract Administration Charge ..........................                0.15%
                                                                        ------
Total Separate Account Annual Expenses ..................                1.40%
----------
 * See WHAT CHARGES DO I PAY? in this Prospectus for information on the decline in the charge over time and free withdrawals
** You pay $30 or 2% of your Variable Account Value, whichever is less. You do not pay this charge if your Contract Value is more than $50,000.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC. (A)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                                ADMINISTRATIVE
                                 MANAGEMENT      AND CORPORATE                                  TOTAL
                                    FEES         SERVICES FEES    ACCOUNTING      OTHER         FUND
                               (AFTER WAIVER)   (AFTER WAIVER)       FEES       EXPENSES      EXPENSES
                               --------------   --------------    ----------    --------      --------
Growth Equity ...............       0.45%            0.15%           0.07%        0.09%         0.76%
Value Equity ................       0.50%            0.15%           0.06%        0.05%         0.76%
Small Capitalization ........       0.50%            0.15%           0.08%        0.09%         0.82%
Emerging Growth (b) .........       0.80%            0.15%           0.10%        0.10%         1.15%
Flexibly Managed ............       0.50%            0.15%           0.05%        0.06%         0.76%
International Equity ........       0.75%            0.15%           0.08%        0.10%         1.08%
Quality Bond ................       0.45%            0.15%           0.08%        0.09%         0.77%
High Yield Bond .............       0.50%            0.15%           0.08%        0.09%         0.82%
Money Market ................       0.40%            0.15%           0.08%        0.09%         0.72%

----------
(a)  These expenses are for the last fiscal year.
(b) The total expenses of the Emerging Growth Fund would have been 1.21%. if the investment adviser and administrator of that Fund had not waived part of their fees.

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                           MANAGEMENT                     OTHER       TOTAL FUND
                              FEES        12B-1 FEES     EXPENSES      EXPENSES
                           ----------     ----------     --------     ----------
Capital Appreciation .....    1.00%          None          None          1.00%

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST  (A)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                    MANAGEMENT,
                                   ADVISORY AND
                                  ADMINISTRATION        OTHER       TOTAL FUND
                                       FEES           EXPENSES       EXPENSES
                                  --------------      --------      ----------

Limited Maturity Bond .........        0.65%            0.11%          0.76%
Balanced ......................        0.85%            0.18%          1.03%
Partners Fund .................        0.80%            0.04%          0.84%
----------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by each Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                  MANAGEMENT           OTHER         TOTAL FUND
                                      FEE            EXPENSES         EXPENSES
                                  ----------         --------        ----------
Equity-Income ................       0.50%             0.07%            0.57%
Growth .......................       0.60%             0.06%            0.66%
----------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.58% for the Equity Income Portfolio and 0.68% for the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                  MANAGEMENT           OTHER         TOTAL FUND
                                      FEE            EXPENSES         EXPENSES
                                  ----------         --------        ----------
Asset Manager (a) ............       0.55%             0.08%            0.63%
Index 500 (b) ................       0.24%             0.04%            0.28%
----------
(a) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN 0.64% FOR THE ASSET MANAGER PORTFOLIO.
(b) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. IF THE FUND'S INVESTMENT ADVISER HAD NOT VOLUNTARILY WAIVED PART OF ITS FEE, TOTAL EXPENSES WOULD HAVE BEEN 0.35% FOR THE INDEX 500 PORTFOLIO.

--------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.

UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)

                                  MANAGEMENT           OTHER         TOTAL FUND
                                      FEE            EXPENSES         EXPENSES
                                  ----------         --------        ----------
Emerging Markets Equity
  (International) ............       1.25%             0.50%            1.75%

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

     The following examples show the total expenses that you would pay on each $1,000 invested.

     You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you make a single purchase payment and surrender your Contract after the number of years shown:

                                                                                       One     Three    Five      Ten
                                                                                      Year     Years    Years     Years
                                                                                      ----     -----    -----     -----
Penn Series Growth Equity Fund ................................................        $75     $104     $136      $254
Penn Series Value Equity Fund .................................................        $75     $104     $136      $254
Penn Series Small Capitalization Fund .........................................        $76     $106     $139      $260
Penn Series Emerging Growth Fund ..............................................        $79     $116     $155      $293
Penn Series Flexibly Managed Fund .............................................        $75     $104     $136      $254
Penn Series International Equity Fund .........................................        $78     $114     $152      $286
Penn Series Quality Bond Fund .................................................        $75     $104     $136      $255
Penn Series High Yield Bond Fund ..............................................        $76     $106     $139      $260
Penn Series Money Market Fund .................................................        $75     $103     $134      $250
American Century Capital Appreciation Portfolio ...............................        $77     $111     $148      $278
Neuberger Berman Limited Maturity Bond Portfolio ..............................        $75     $104     $136      $254
Neuberger Berman Balanced Portfolio ...........................................        $78     $112     $149      $281
Neuberger Berman Partners Portfolio ...........................................        $76     $106     $140      $262
Fidelity's Equity Income Portfolio ............................................        $73      $98     $126      $234
Fidelity's Growth Portfolio ...................................................        $74     $101     $131      $243
Fidelity's Asset Manager Portfolio ............................................        $74     $100     $129      $240
Fidelity's Index 500 ..........................................................        $70      $89     $111      $203
Morgan Stanley Emerging Markets Equity (International) Portfolio ..............        $84     $133     $184      $350

     You would pay the following expenses by the end of the year shown (assuming a 5% annual return) if you make a single purchase payment and either you do not surrender your Contract or you annuitize your Contract after the number of years shown:*


                                                                                       ONE     THREE    FIVE      TEN
                                                                                      YEAR     YEARS    YEARS     YEARS
                                                                                      ----     -----    -----     -----
Penn Series Growth Equity Fund .................................................       $22      $69     $118      $254
Penn Series Value Equity Fund ..................................................       $22      $69     $118      $254
Penn Series Small Capitalization Fund ..........................................       $23      $71     $121      $260
Penn Series Emerging Growth Fund ...............................................       $26      $81     $138      $293
Penn Series Flexibly Managed Fund ..............................................       $22      $69     $118      $254
Penn Series International Equity Fund ..........................................       $26      $79     $134      $286
Penn Series Quality Bond Fund ..................................................       $22      $69     $119      $255
Penn Series High Yield Bond Fund ...............................................       $23      $71     $121      $260
Penn Series Money Market Fund ..................................................       $22      $68     $116      $250
American Century Capital Appreciation Portfolio ................................       $22      $69     $118      $254
Neuberger Berman Limited Maturity Bond Portfolio ...............................       $25      $77     $132      $281
Neuberger Berman Balanced Portfolio ............................................       $21      $66     $113      $243
Neuberger Berman Partners Portfolio ............................................       $23      $71     $122      $262
Fidelity's Equity Income Portfolio .............................................       $20      $63     $108      $234
Fidelity's Growth Portfolio ....................................................       $21      $65     $111      $240
Fidelity's Asset Manager Portfolio .............................................       $21      $65     $111      $240
Fidelity's Index 500 ...........................................................       $17      $54      $93      $203
Morgan Stanley Emerging Markets Equity (International) Portfolio ...............       $32      $98     $167      $350
----------
*    You may not annuitize your Contract until after the second Contract anniversary.

     The examples are based upon fund data for the fiscal year ended December 31, 1998.

     THESE ARE ONLY EXAMPLES. YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

     The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $17.339     $13.873    $11.747     $10.000
Accumulation Unit Value, end of period ...............................      $24.222     $17.339    $13.873     $11.747
Number of Accumulation Units outstanding, end of period ..............      569,824     403,911    140,629      13,923

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995

--------------------------------------------------------------------------------
PENN SERIES VALUE EQUITY FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period ........................       $19.230     $15.604    $12.640     $10.000
Accumulation Unit Value, end of period ..............................       $20.780     $19.230    $15.604     $12.640
Number of Accumulation Units outstanding, end of period .............     2,077,252   1,768,950    916,524     177,701

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES SMALL CAPITALIZATION FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period ........................       $15.966     $13.161    $11.145     $10.000
Accumulation Unit Value, end of period ..............................       $14.301     $15.966    $13.161     $11.145
Number of Accumulation Units outstanding, end of period .............       786,502     673,274    353,352      55,394

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           YEAR ENDED DECEMBER 31,
                                                                           -----------------------
                                                                              1998       1997(a)
                                                                             -------     -------
Accumulation Unit Value, beginning of period ..........................      $13.793     $10.000
Accumulation Unit Value, end of period ................................      $18.457     $13.793
Number of Accumulation Units outstanding, end of period ...............      347,843     184,859

----------
(a) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $15.245     $13.367    $11.649     $10.000
Accumulation Unit Value, end of period ...............................      $15.948     $15.245    $13.367     $11.649
Number of Accumulation Units outstanding, end of period ..............    5,522,285   4,704,147  2,989,155     591,562

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $14.902     $13.688    $11.880     $10.000
Accumulation Unit Value, end of period ...............................      $17.465     $14.902    $13.688     $11.880
Number of Accumulation Units outstanding, end of period ..............      998,105     880,235    525,885      54,604

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of  period ........................      $12.284     $11.531    $11.229     $10.000
Accumulation Unit Value, end of period ...............................      $13.344     $12.284    $11.531     $11.229
Number of Accumulation Units outstanding, end of period ..............      757,765     432,962    275,302      64,152

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $14.060     $12.315    $10.967     $10.000
Accumulation Unit Value, end of period ...............................      $14.530     $14.060    $12.315     $10.967
Number of Accumulation Units outstanding, end of period ..............      806,706     596,879    290,291      57,255

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $11.066     $10.673    $10.310     $10.000
Accumulation Unit Value, end of period ...............................      $11.461     $11.066    $10.673     $10.310
Number of Accumulation Units outstanding, end of period ..............    1,143,557     709,094    609,075     186,641

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
AMERICAN CENTURY CAPITAL APPRECIATION PORTFOLIO SUBACCOUNT (A)

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $11.536     $12.092    $12.817     $10.000
Accumulation Unit Value, end of period ...............................      $11.130     $11.536    $12.092     $12.817
Number of Accumulation Units outstanding, end of period ..............      278,560     319,882    314,124      71,869

----------
(a)  TCI GROWTH PORTFOLIO SUBACCOUNT PRIOR TO MAY 1, 1997.
(b) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
NEUBERGER BERMAN LIMITED MATURITY BOND PORTFOLIO SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $11.573     $10.995    $10.690     $10.000
Accumulation Unit Value, end of period ...............................      $11.914     $11.573    $10.995     $10.690
Number of Accumulation Units outstanding, end of period ..............      319,947     270,171    214,093      51,495

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $14.467     $12.282    $11.653     $10.000
Accumulation Unit Value, end of period ...............................      $16.003     $14.467    $12.282     $11.653
Number of Accumulation Units outstanding, end of period ..............      380,135     299,996    228,709      69,633

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS PORTFOLIO SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            YEAR ENDED DECEMBER 31,
                                                                            -----------------------
                                                                               1998       1997(a)
                                                                              -------     -------
Accumulation Unit Value, beginning of period .........................        $12.399     $10.000
Accumulation Unit Value, end of period ...............................        $12.741     $12.399
Number of Accumulation Units outstanding, end of period ..............        677,892     280,205

----------
(a) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY INCOME FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $17.937     $14.199    $12.600     $10.000
Accumulation Unit Value, end of period ...............................      $19.744     $17.937    $14.199     $12.600
Number of Accumulation Units outstanding, end of period ..............    1,974,265   1,658,212  1,134,707     246,915

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $18.010     $14.791    $13.077     $10.000
Accumulation Unit Value, end of period ...............................      $24.773     $18.010    $14.791     $13.077
Number of Accumulation Units outstanding, end of period ..............    1,557,325   1,360,867  1,007,942     223,746

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      YEAR ENDED DECEMBER 31,
                                                                            ------------------------------------------
                                                                              1998       1997        1996      1995(a)
                                                                            -------     -------    -------     -------
Accumulation Unit Value, beginning of period .........................      $15.428     $12.968    $11.475     $10.000
Accumulation Unit Value, end of period ...............................      $17.504     $15.428    $12.968     $11.475
Number of Accumulation Units outstanding, end of period ..............      346,777     290,902    196,768      51,476

----------
(a) FOR THE PERIOD MARCH 1, 1995 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1995.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' INDEX 500 FUND SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           YEAR ENDED DECEMBER 31,
                                                                           -----------------------
                                                                              1998       1997(a)
                                                                             -------     -------
Accumulation Unit Value, beginning of period .........................       $12.150     $10.000
Accumulation Unit Value, end of period ...............................       $15.375     $12.150
Number of Accumulation Units outstanding, end of period ..............     1,051,390     352,855

----------
(a) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.

--------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER EMERGING MARKETS EQUITY (INTERNATIONAL) FUND
SUBACCOUNT

VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           YEAR ENDED DECEMBER 31,
                                                                           -----------------------
                                                                              1998       1997(a)
                                                                             -------     -------
Accumulation Unit Value, beginning of period .........................       $8.966      $10.000
Accumulation Unit Value, end of period ...............................       $6.703       $8.966
Number of Accumulation Units outstanding, end of period ..............      217,260      110,227

----------
(a) FOR THE PERIOD MAY 1, 1997 (DATE SUBACCOUNT WAS ESTABLISHED) THROUGH DECEMBER 31, 1997.

     The financial statements of the Separate Account for the year ended December 31, 1998 are included in the statement of additional information referred to on the cover page of this prospectus.


--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY

     The Penn Insurance and Annuity Company. PIA is a Delaware stock life insurance company. It is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), a Pennsylvania mutual life insurance company that has been in the life insurance business since 1847. Penn Insurance is licensed to sell insurance and annuities in 47 states and the District of Columbia.

     We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

--------------------------------------------------------------------------------
YEAR 2000

     The services we provide, as well as services provided by other companies, organizations and governmental entities generally, depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, and may return to 1900 or some other date after December 31, 1999. If not corrected, these systems could fail or create erroneous results. We began addressing the Year 2000 problem actively in 1996. The effort involves assessing all of our computers, computer programs, and related equipment, making necessary changes, and assuring that all systems process dates correctly. We believe that we have designed and implemented an efficient process for identifying what needs to be changed. Although we cannot give assurance that we will have no Year 2000 problem, we expect our computer systems to perform satisfactorily in the Year 2000.

     PIA and the mutual funds that serve as investment options for the Separate Account have relationships with investment advisers, broker-dealers, transfer agents, custodians, and other service providers. We are contacting the funds and their vendors and service providers to obtain reasonable assurances that such service providers have taken appropriate measures to address the Year 2000 problem. Where practicable, we will assess and attempt to mitigate risks that the organizations upon which we depend are not Year 2000 compliant. We cannot, however, give assurance that failure of these firms to complete adequate preparations in a timely manner will not have an adverse effect on the Contracts.

     The Year 2000 Information and Readiness Disclosure Act passed by Congress in 1998 encourages businesses and other organizations to provide information about the readiness of their computer systems. The Act also provides certain protections to these organizations against potential liability for what they say about their readiness. We specifically designate the information about our readiness as readiness disclosure under the protections of the Act.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

      Penn Insurance established PIA Variable Annuity Account I (the "Separate Account") on July 13, 1994. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

      o The income, gains and losses of PIA do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

      o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of PIA.

--------------------------------------------------------------------------------
ACCUMULATION UNITS

      Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of the your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

      The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

      You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

      If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

      The Separate Account currently has subaccounts that invest in the following Funds:

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

      GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;

      VALUE EQUITY FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;

      SMALL CAPITALIZATION FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion;

      EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;

      FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;

      INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;

      QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;

      HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectuses);

      MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

      Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

--------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

      CAPITAL APPRECIATION PORTFOLIO -- seeks capital growth by investing primarily in common stocks believed to have better-than-average prospects for appreciation.

      American Century Investment Management, Inc., Kansas City, Missouri, is investment adviser to the Capital Appreciation Portfolio.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

      LIMITED MATURITY BOND PORTFOLIO -- seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversified portfolio of limited maturity debt securities. A secondary objective is capital appreciation.

      BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

      PARTNERS PORTFOLIO -- seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger Berman reserves the right to make changes in the investment objective, but will notify shareholders thirty days in advance of any proposed material change.

      Neuberger Berman Management Incorporated, New York, New York, is investment adviser to the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

      EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

      GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

      Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

      ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

      INDEX 500 PORTFOLIO -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

      Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio and the Index 500 Portfolio.

--------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:

      EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies which are developing strongly and in which the markets are becoming more sophisticated.

      Morgan Stanley Dean Witter Asset Management Inc., New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

      Shares of Penn Series are sold to other variable life and variable annuity separate accounts of PIA and Penn Mutual. Shares of American Century Variable Portfolio, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Morgan Stanley Dean Witter Universal Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses.

      READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT

      Interests in our general account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

--------------------------------------------------------------------------------
THE CONTRACT

      A combination variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

      o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., American Century Variable Portfolio, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

      o one or more options in our Fixed Interest Account. The Fixed Interest Account is guaranteed and funded by PIA through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this Prospectus.

      You decide, within Contract limits,

      o how often you make a purchase payment and how much you invest;

      o the Funds and/or options in our Fixed Interest Account in which your purchase payments are invested;

      o whether or not to transfer money among the available Funds and Fixed Interest Account options;

      o the type of annuity that we pay and who receives it;

      o the Beneficiary or Beneficiaries to whom we pay death benefits; and

      o the amount and frequency of withdrawals from the Contract Value.

      Your Contract has

      o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

      o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date, which may not be earlier than your second Contract anniversary.

       We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

      For Contracts sold in Oregon, New Jersey and Washington, you may make purchase payments only during the first three Contract years.

      You may contact us by writing The Penn Insurance and Annuity Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

      Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

      The minimum purchase payment is $5,000 for all non-qualified contracts and $2,000 for individual retirement annuities under Section 408 of the Internal Revenue Code and for tax deferred annuities under Section 403(b) of the Code. For all Contracts, the minimum subsequent purchase payment that will be accepted is $250. We may, in our discretion, reduce the minimum requirements for initial and subsequent purchase payments. We will accept total purchase payments under your Contract of up to $1 million. Total purchase payments in excess of $1 million require our prior approval.

      The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

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WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

      You may choose: (1) an annuity for a set number of years, (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity; or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant.

      VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

      The variable annuity purchase rates assume an annual net investment return of 3%. If the annual net investment return during the annuity payout period is greater than 3%, your annuity payments will increase. If the annual net investment return is less than 3%, your payments will decrease.

      FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

      OTHER INFORMATION. Unless you tell us otherwise:

      o you or the person you designate will receive a life annuity with payments guaranteed for 10 years. Tax deferred annuities under Section 403(b) of the Code and pension or profit sharing plans under Section 410 of the Code will receive a joint and survivor annuity.

      o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date.

      o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 85th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month and may not be earlier than your second contract anniversary.

      You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

      You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

      If the Contract Owner or the Annuitant dies prior to the Annuity Date, we will pay the Beneficiary the greater of (1) the Contract Value as of the date on which proof of death and any other required information needed to make payment is received at our administrative office; or (2) the sum of the Fixed Interest Account Value on the date the above information is received at our administrative office and the net purchase payments and transfers allocated to the Separate Account (i.e., all purchase payments and transfers to the Separate Account minus all prior withdrawals and transfers made from the Separate Account). We generally pay the death benefit within 7 days after we have sufficient information to make the payment. For a discussion of the tax treatment of a death benefit, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

      ENHANCED DEATH BENEFIT. If the Contract Owner dies before the age of 80 and if permitted by state law, an enhanced death benefit will be paid to the Beneficiary, if it is greater than the Contract Value as of the receipt of proof of death and the necessary information to make a death benefit payment. The enhanced death benefit is the sum of: (1) the Fixed Account Value, and (2) the net purchase payments allocated to the Separate Account (as defined in the previous paragraph) plus interest accumulated at an annual interest rate of 5% through the Contract Owner's attained age 69, and interest accumulated at an annual interest rate of 3% for years subsequent to attained age 70.

      If the Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit.

      CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your date of death to choose to receive the death benefit in lump sum or in the form of an annuity.

      o If he or she chooses a lump sum, it must be paid within five years of the date of death (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest options as directed by the Beneficiary).

      o If an annuity is selected, payments must commence within one year of the date of death and must be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

      o If an election is not made within one year of the date of death, the death benefit will be paid to the Beneficiary in a lump sum.

      If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in lump sum the present value of the remaining payments.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?

      BEFORE THE ANNUITY DATE. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to a fixed interest option of the Fixed Interest Account. You may transfer from the Fixed Interest Account to the Variable Account or to another fixed interest option in the Fixed Interest Account only at the completion of the interest period or within 25 days thereafter.

      AFTER THE ANNUITY DATE. You may transfer amounts from one subaccount of the Separate Account to another. Upon your death or the death of the Annuitant, a Beneficiary who is receiving annuity payments may transfer amounts among the subaccounts of the Separate Account.

      o Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office.

      o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account option. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account option must be at least $250.

      o A transfer request must be received at our administrative office and all other administrative requirements for transfer must be met to make the transfer. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

      DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a flat dollar amount ($100 minimum) transferred monthly or quarterly from one account to other accounts ($50 minimum per account) to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the One Year Fixed Interest Option. You may do this for from 12 to 60 months or until you tell us to change or cancel the dollar cost averaging.

      AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. You may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

       Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

      For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a transfer fee, although we have no present intention of doing so.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

      Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

      o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is 15% of total purchase payments if less.

      o You may make a partial withdrawal only if the amount remaining in the subaccount is at least $250.

      o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the One Year Fixed Interest Option and continuing with the other fixed interest options in the order of ascending duration.

      SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed 15% of total purchase payments at the time of the request. The minimum amount of each withdrawal payment is $50.

      Payments can be either a fixed dollar amount or a fixed percentage of purchase payments. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

      403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

      We reserve the right to defer a withdrawal, a transfer of values or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

      The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES:

      These charges reimburse us for administering the Contract and the Separate Account.

      o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $50,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest. We assess this charge on each Contract anniversary and on any other date that your Variable Account Value is reduced to zero by withdrawal or transfer.

      o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

      For transfers among investment options other than under dollar cost averaging and automatic rebalancing, we reserve the right to charge a transfer fee, although we have no present intention of doing so.

MORTALITY AND EXPENSE RISK CHARGE:

      We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge equal to an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

CONTINGENT DEFERRED SALES CHARGE:

       This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

      You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

                  Number of Full Contract
                Years Since Purchase Payment              Applicable Charge
--------------------------------------------------------------------------------
                              0                                  6%
--------------------------------------------------------------------------------
                              1                                  6%
--------------------------------------------------------------------------------
                              2                                  5%
--------------------------------------------------------------------------------
                              3                                  4%
--------------------------------------------------------------------------------
                              4                                  3%
--------------------------------------------------------------------------------
                              5                                  2%
--------------------------------------------------------------------------------
                              6                                  1%
--------------------------------------------------------------------------------
                              7+                                 0%
--------------------------------------------------------------------------------

      The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owner.

FREE WITHDRAWALS:

      SEVEN-YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment which was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

      15% WITHDRAWALS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, 15% of total purchase payments. You may take the 15% free withdrawal on a single sum basis or systematically, but not both. The 15% free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the 15% free withdrawal in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This 15% free withdrawal applies only to the first withdrawal request made in a contract year (after the first contract year) and the amount is not cumulative from year to year.

      MEDICALLY RELATED WITHDRAWAL. Subject to applicable state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, up to the lesser of $500,000 or your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are: (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row; or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

      DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

      OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Internal Revenue Code.

PREMIUM TAXES:

      Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

      We may advertise total return performance and annual changes in accumulation unit values.

      Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We may also show average annual rates of total return, assuming investment on the inception date of the underlying Funds, other amounts invested at the beginning of the period, and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION

      Subject to the laws of your state, you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Account: (1) the One Year Fixed Interest Option; (2) the Three Year Fixed Interest Option; (3) the Five Year Fixed Interest Option; and (4) the Seven Year Fixed Interest Option. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Fixed Interest Option, the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option, we credit interest at an effective annual interest rate declared by us in the month in which the allocation is made. The declared rate of interest will apply through the end of the 12-month, 36-month, 60-month or 84-month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 3%. In addition, we guarantee that the rate credited in the One Year Fixed Interest Option will at least equal the increase in the cost of living as calculated by the Company; the Company uses for this purpose a six-month average of the relative change by month in the Consumer Price Index published by the Bureau of Labor Statistics.

      You may transfer amounts in the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of your Contract. A premature withdrawal charge in an amount specified in the Contract will be deducted from the interest earned on any amount that is withdrawn from the Three Year Fixed Interest Option, the Five Year Fixed Interest Option or the Seven Year Fixed Interest Option prior to the expiration of the period for which the interest rate is guaranteed. Amounts not withdrawn or reallocated within 25 days after the end of an interest period are rolled over and treated as a new allocation to the same fixed interest option. The premature withdrawal charge is not applicable to amounts withdrawn to effect an annuity or to meet the minimum distribution requirement under the tax laws. Nor will the premature withdrawal charge be applied to amounts withdrawn due to the death, total disability, or defined medical confinement or terminal illness of the owner or annuitant, as specified in the Contract. In no event will the premature withdrawal charge be greater than the total amount of interest credited to the applicable fixed interest option. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in the Company's general account is not feasible.

LOANS UNDER SECTION 403(B) CONTRACTS

      If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

      When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account generally earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

      Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

      If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

      Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

      The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

      You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

      WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

      ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

      Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

      EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

      o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

      o withdrawals made on or after age 59 1/2;

      o on distributions made after death;

      o withdrawals attributable to total and permanent disability.

      TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

      SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., American Century Variable Portfolios, Inc., Neuberger Berman Advisers Management Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

      The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

      QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), tax deferred annuities qualified under Section 403(b) of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

      For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

      Generally, under a nonqualified annuity or individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

      This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

      The consolidated financial statements of the Company at December 31, 1998, and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

      The financial statements of the Separate Account at December 31, 1998 appear in the Statement of Additional Information.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS .................................................   B-

     First Variable Annuity Payments ......................................   B-
     Subsequent Variable Annuity Payments .................................   B-
     Annuity Units ........................................................   B-
     Value of Annuity Units ...............................................   B-
     Net Investment Factor ................................................   B-
     Assumed Interest Rate ................................................   B-
     Valuation Period .....................................................   B-

--------------------------------------------------------------------------------
PERFORMANCE DATA ..........................................................   B-

     Average Annual Total Return ..........................................   B-
     Annual Changes in Accumulation Unit Values ...........................   B-

--------------------------------------------------------------------------------
ADMINISTRATION AND RECORDKEEPING SERVICES .................................   B-

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS AND CERTIFICATES ................................   B-

--------------------------------------------------------------------------------
CUSTODIAN .................................................................   B-

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS ......................................................   B-

--------------------------------------------------------------------------------
LEGAL MATTERS .............................................................   B-

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS ......................................................   B-

--------------------------------------------------------------------------------

The Penn Insurance
and Annuity Company
Philadelphia, PA 19172

PI1339 5/99

                                     PART B

                       Information Required in a Statement

                            of Additional Information

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1999
--------------------------------------------------------------------------------
                                                                           LOGO


PIA VARIABLE ANNUITY ACCOUNT I
THE PENN INSURANCE AND ANNUITY COMPANY

PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650             PENNANT
--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current prospectus for PIA Variable Annuity Account I (the "Separate Account"), dated May 1, 1999. To obtain a prospectus you may write to The Penn Insurance and Annuity Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS .................................................  B-
 First Variable Annuity Payments ..........................................  B-
 Subsequent Variable Annuity Payments .....................................  B-
 Annuity Units ............................................................  B-
 Value of Annuity Units ...................................................  B-
 Net Investment Factor ....................................................  B-
 Assumed Interest Rate ....................................................  B-
 Valuation Period .........................................................  B-
--------------------------------------------------------------------------------
PERFORMANCE DATA ..........................................................  B-
 Average Annual Total Return ..............................................  B-
 Annual Changes in Accumulation Unit Values ...............................  B-
--------------------------------------------------------------------------------
ADMINISTRATION AND RECORDKEEPING SERVICES .................................  B-
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS .................................................  B-
--------------------------------------------------------------------------------
CUSTODIAN .................................................................  B-
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS ......................................................  B-
--------------------------------------------------------------------------------
LEGAL MATTERS .............................................................  B-
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS ......................................................  B-
--------------------------------------------------------------------------------

                           VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENT

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the 1983 Individual Annuity Mortality Tables with interest at 3%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% built into the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

     PLUS

     The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).


WHERE (B) IS:

     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

     The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

     A 3% assumed annual interest rate is included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is 3% on an annual basis, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

                               PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return and cumulative total return information based upon different hypothetical assumptions.

Table 1 Average Annual Total Return On $1,000 Investment -- Computed as
        Prescribed by the SEC



                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                ---------------------------------------------------------------------
                                                                  FROM           TEN         FIVE           ONE
                                                                INCEPTION       YEARS        YEARS          YEAR
                                                 INCEPTION      THROUGH         ENDED        ENDED         ENDED
FUND (MANAGER)                                     DATE*        12/31/98       12/31/98     12/31/98       12/31/98
--------------                                  -----------   -------------   ----------   ----------   -------------
Growth Equity (a)                                 3/1/95        25.83%           N/A          N/A            32.47%
   (Independence Capital)
Value Equity (a)                                  3/1/95        20.58%           N/A          N/A             2.16%
   (OpCap)
Small-Cap Fund                                    3/1/95         8.70%           N/A          N/A           (15.09%)
   (OpCap)
Emerging Growth Fund (a)                          5/1/97        39.86%           N/A          N/A            26.92%
   (RS Investment Management)
Flexibly Managed (a)                              3/1/95        12.36%           N/A          N/A            (1.24%)
   (T. Rowe Price)
International Equity (a)                          3/1/95        15.11%           N/A          N/A            10.97%
  (Vontobel)
Quality Bond (a)                                  3/1/95         7.71%           N/A          N/A             3.01%
   (Independence Capital)
High Yield Bond (a)                               3/1/95        10.09%           N/A          N/A            (2.05%)
   (T. Rowe Price)
Capital Appreciation (b)                          3/1/95         2.78%          N/A          N/A            (8.48%)
   (American Century Investment Management)
Balanced Portfolio (c)                            3/1/95        12.89%           N/A          N/A             4.79%
   (Neuberger Berman)
Limited Maturity Bond Portfolio (c)               3/1/95         4.27%           N/A          N/A            (2.64%)
   (Neuberger Berman)
Partners Fund Portfolio (c)                       5/1/97        13.48%           N/A          N/A            (2.83%)
   (Neuberger Berman)
Equity-Income Portfolio (d)                       3/1/95        19.28%           N/A          N/A             4.35%
   (Fidelity Investments)
Growth Portfolio (d)                              3/1/95        26.59%           N/A          N/A            30.47%
   (Fidelity Investments)
Asset Manager Portfolio (e)                       3/1/95        15.63%           N/A          N/A             7.60%
   (Fidelity Investments)
Index 500 (e)                                     5/1/97        28.61%           N/A          N/A            20.01%
   (Fidelity Investments)
Emerging Markets Equity (International) (f)       5/1/97       (23.40%)          N/A          N/A           (29.08%)
   (Morgan Stanley Dean Witter)

-----------
 * DATE THE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT.
(A) PENN SERIES FUNDS, INC.
(B) AMERICAN CENTURY INVESTMENT MANAGEMENT
(C) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(D) VARIABLE INSURANCE PRODUCTS FUND
(E) VARIABLE INSURANCE PRODUCTS FUND II
(F) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC

Table 2 Average Annual Total Return On $1,000 Investment -- Assumes No
        Contingent Deferred Sales Charge and Investment on Inception Date of the Underlying Fund

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                -----------------------------------------------------------------------
                                                                   FROM           TEN           FIVE           ONE
                                                                INCEPTION        YEARS         YEARS           YEAR
                                                 INCEPTION       THROUGH         ENDED         ENDED          ENDED
FUND (MANAGER)                                     DATE*         12/31/98       12/31/98      12/31/98       12/31/98
--------------                                  -----------   -------------   -----------   -----------   -------------
Growth Equity (a)                                06/01/83       12.79%        14.99%        18.32%          39.59%
   (Independence Capital)
Value Equity (a)                                 03/17/87       12.20%        12.87%        17.43%           7.67%
   (OpCap)
Small-Cap Fund                                   03/01/95        9.69%         N/A           N/A           (10.52%)
   (OpCap)
Emerging Growth Fund (a)                         05/01/97       44.32%         N/A           N/A            33.75%
   (RS Investment Management)
Flexibly Managed (a)                             07/31/84       12.70%        11.01%        10.69%           4.09%
   (T. Rowe Price)
International Equity (a)                         11/01/92       12.69%         N/A           8.56%          16.95%
   (Vontobel)
Quality Bond (a)                                 03/17/87        6.72%         7.41%         5.55%           8.55%
   (Independence Capital)
High Yield Bond (a)                              08/06/84        8.79%         8.24%         6.69%           3.22%
   (T. Rowe Price)
Capital Appreciation (b)                         11/20/87        6.67%         7.12%         1.75%          (3.56%)
   (American Century Investment Management)
Balanced Portfolio (c)                           02/28/89        9.63%         N/A           9.73%          10.43%
   (Neuberger Berman)
Limited Maturity Bond Portfolio (c)              09/10/84        6.20%         5.05%         3.41%           2.61%
   (Neuberger Berman)
Partners Fund Portfolio (c)                      03/22/94       18.10%         N/A           N/A             2.41%
   (Neuberger Berman)
Equity-Income Portfolio (d)                      10/09/86       12.69%        13.86%        16.88%           9.97%
   (Fidelity Investments)
Growth Portfolio (d)                             10/09/86       15.68%        17.70%        19.98%          37.48%
   (Fidelity Investments)
Asset Manager Portfolio (e)                      09/06/89       11.36%         N/A          10.18%          13.38%
   (Fidelity Investments)
Index 500 (e)                                    08/27/92       19.79%         N/A          22.28%          26.46%
   (Fidelity Investments)
Emerging Markets Equity (International) (f)      10/01/96      (13.53%)        N/A           N/A           (25.27%)
   (Morgan Stanley Dean Witter)

-----------
 *  DATE THE UNDERLYING FUND WAS ESTABLISHED.
(A) PENN SERIES FUNDS, INC.
(B) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(C) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(D) VARIABLE INSURANCE PRODUCTS FUND
(E) VARIABLE INSURANCE PRODUCTS FUND II
(F) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 3 Average Annual Total Return On $10,000 Investment -- Assumes No
        Contingent Deferred Sales Charge and Investment on the Inception Date of Underlying Fund

                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                -----------------------------------------------------------------------
                                                                   FROM           TEN           FIVE           ONE
                                                                INCEPTION        YEARS         YEARS           YEAR
                                                 INCEPTION       THROUGH         ENDED         ENDED          ENDED
FUND (MANAGER)                                     DATE*         12/31/98       12/31/98      12/31/98       12/31/98
--------------                                  -----------   -------------   -----------   -----------   -------------
Growth Equity (a)                                06/01/83       12.84%           15.05%        18.41%          39.69%
   (Independence Capital)
Value Equity (a)                                 03/17/87       12.44%           13.12%        17.69%           8.02%
   (OpCap)
Small-Cap Fund                                   03/01/95        9.76%            N/A            N/A         (10.43%)
   (OpCap)
Emerging Growth Fund (a)                         05/01/97       44.38%            N/A            N/A          33.81%
   (RS Investment Management)
Flexibly Managed (a)                             07/31/84       12.92%           11.32%        11.09%           4.56%
   (T. Rowe Price)
International Equity (a)                         11/01/92       12.87%            N/A           8.77%          17.17%
   (Vontobel)
Quality Bond (a)                                 03/17/87        6.77%            7.46%         5.62%           8.63%
   (Independence Capital)
High Yield Bond (a)                              08/06/84        8.85%            8.32%         6.79%           3.33%
   (T. Rowe Price)
Capital Appreciation (b)                         11/20/87        6.70%            7.15%         1.79%          (3.52%)
   (American Century Investment Management)
Balanced Portfolio (c)                           02/28/89        9.74%             N/A          9.88%          10.60%
   (Neuberger Berman)
Limited Maturity Bond Portfolio (c)              09/10/84        6.39%            5.28%         3.69%           2.91%
   (Neuberger Berman)
Partners Fund Portfolio (c)                      03/22/94       18.35%             N/A           N/A            2.72%
   (Neuberger Berman)
Equity-Income Portfolio (d)                      10/09/86       12.75%           13.93%        16.95%          10.06%
  (Fidelity Investments)
Growth Portfolio (d)                             10/09/86       15.72%           17.74%        20.03%          37.54%
   (Fidelity Investments)
Asset Manager Portfolio (e)                      09/06/89       11.41%             N/A         10.24%          13.44%
   (Fidelity Investments)
Index 500 (e)                                    08/27/92       19.85%             N/A         22.34%          26.53%
   (Fidelity Investments)
Emerging Markets Equity (International) (f)      10/01/96      (13.49%)            N/A           N/A          (25.24%)
   (Morgan Stanley Dean Witter)

-----------
 *  DATE THE UNDERLYING FUND WAS ESTABLISHED.
(A) PENN SERIES FUNDS, INC.
(B) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(C) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(D) VARIABLE INSURANCE PRODUCTS FUND
(E) VARIABLE INSURANCE PRODUCTS FUND II
(F) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

     Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T) n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The computation assumes that the contract or account adminstration charge is allocated equally across all available subaccounts by an average Contract Owner or Participant and that the Contract Value or Participant's Variable Account Value is of average size. The returns are computed according to the formula assumptions prescribed by the SEC. The returns are based upon hypothetical assumptions which are not prescribed by the SEC.

     Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula: P(1 +
T) n = FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the contract's contingent deferred sales charge of 1% for withdrawals made within one year of the purchase payment. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

--------------------------------------------------------------------------------
Annual Rate of Change in Accumulation Unit Values

Table 4   Annual Rate of Change in Accumulation Unit Values

     Table 4 shows the changes in values of accumulation units for each subaccount of the Separate Account for each of the calendar years 1995 through 1998 for which the investment option was offered. Accumulation unit values do not reflect the $30 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract.


                                                                 ANNUAL RATE OF CHANGE IN
                                                                 ACCUMULATION UNIT VALUES
                                                ----------------------------------------------------------
FUND (MANAGER)                                     1998            1997           1996             1995
--------------                                  -------------   -------------   ------------   -----------
Growth Equity                                     39.70%          24.98%         18.10%           11.75%
   (Independence Capital Management)
Value Equity (a)                                   8.06%          23.24%         23.45%           12.64%
   (OpCap Advisors)
Small Capitalization (a)                         (10.42%)         21.31%         18.09%           11.15%
   (OpCap Advisors)
Emerging Growth Fund (a)                          33.82%          37.93%           N/A              N/A
   (RS Investment Management)
Flexibly Managed (a)                               4.62%          14.05%         14.75%           11.65%
   (T. Rowe Price Associates)
International Equity (a)                          17.20%           8.87%         16.90%           11.71%
   (Vontobel USA)
Quality Bond (a)                                   8.64%           6.53%          2.69%           11.23%
   (Independence Capital Management)
High Yield Bond (a)                                3.34%          14.17%         12.29%           10.97%
   (T. Rowe Price Associates)
Money Market (a)                                   3.56%           3.68%          3.52%           10.31%
   (Independence Capital Management)
Capital Appreciation (b)                          (3.52%)         (4.60%)        (5.66%)          12.82%
   (American Century Investment Management)
Balanced Portfolio (c)                            10.62%          17.79%          5.40%           11.65%
   (Neuberger Berman)
Limited Maturity Bond (c)                          2.94%           5.26%          2.85%           10.69%
   (Neuberger Berman)
Partners Fund Portfolio (c)                        2.76%          23.99%           N/A              N/A
   (Neuberger Berman)
Equity Income (d)                                 10.08%          26.33%         12.69%           12.60%
   (Fidelity Investors Research)
Growth (d)                                        37.55%          21.76%         13.11%           13.08%
   (Fidelity Investors Research)
Asset Manager (e)                                 13.45%          18.97%         13.01%           11.48%
   (Fidelity Investors Research)
Index 500 (e)                                     26.54%          21.50%           N/A              N/A
   (Fidelity Investors Research)
Emerging Markets Equity (International) (f)      (25.23%)        (10.34%)          N/A              N/A
   (Morgan Stanley Dean Witter)

(A) PENN SERIES FUNDS, INC.
(B) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(C) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST.
(D) FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND.
(E) FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II.
(F) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

     The performance information set forth above is for past performance of the Funds, assuming the subaccounts of the Separate Account had invested in the Funds from the date the underlying Fund was first available through a subaccount of the Separate Account or the date the underlying Fund was established. The performance information is not an indication or representation of future performance.
--------------------------------------------------------------------------------

ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.
--------------------------------------------------------------------------------

DISTRIBUTION OF CONTRACTS

     Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of the Contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044. For 1998, 1997, 1996 and 1995, the Company paid Hornor, Townsend & Kent, Inc. underwriting commissions of $251,816, $138,545, $115,190 and $25,447.

     The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 61/2% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.
--------------------------------------------------------------------------------

CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS LLP

     Ernst & Young LLP serve as independent auditors of The Penn Insurance and Annuity Company and PIA Variable Annuity Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.
--------------------------------------------------------------------------------

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

     The consolidated financial statements of the Company at December 31, 1998, and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

     The financial statements of the Separate Account at December 31, 1998 appear in the Statement of Additional Information.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS




The Penn Insurance and Annuity Company and Contract Owners of PIA Variable Annuity Account I


We have audited the accompanying statement of assets and liabilities of the PIA Annuity Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, Small Capitalization Fund, International Equity Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Emerging Markets Equity Portfolio) as of December 31, 1998, and the related statement of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of PIA Variable Annuity Account I. Our responsibility is to express an opinion on these financial statements based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the PIA Variable Annuity Account I at December 31, 1998, the results of their operations for the changes in their net assets for each of the periods indicted therein, in conformity with generally accepted accounting principles.






Philadelphia, Pennsylvania                                ERNST & YOUNG LLP
April 2, 1999

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998

                                                               MONEY           QUALITY        HIGH YIELD     GROWTH EQUITY
                                             TOTAL         MARKET FUND+       BOND FUND+      BOND FUND+        FUND+
                                        ---------------   ---------------   -------------   -------------   --------------
INVESTMENT IN COMMON STOCK
Number of Shares ....................                        13,069,065          972,644       1,275,913         447,170
Cost ................................    $314,492,322       $13,069,065      $10,204,265     $12,065,286     $11,567,843
ASSETS:
Investments at market value .........    $338,067,174       $13,069,065      $10,115,502     $11,725,642     $13,808,610
Dividends receivable ................          51,399            51,399               --              --              --
LIABILITIES:
Due to The Penn Insurance and Annuity
 Company ............................         159,089            17,479            3,587           4,553           6,476
                                         ------------       -----------      -----------     -----------     -----------
NET ASSETS ..........................    $337,959,484       $13,102,985      $10,111,915     $11,721,089     $13,802,134
                                         ============       ===========      ===========     ===========     ===========

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                     MONEY          QUALITY       HIGH YIELD    GROWTH EQUITY
                                                    TOTAL        MARKET FUND+      BOND FUND+     BOND FUND+        FUND+
                                               ---------------  ---------------  -------------   -------------  --------------
INVESTMENT INCOME:
Dividends ...................................    $ 6,235,964        $528,135       $ 449,042     $  910,966     $     9,430
EXPENSE:
Mortality and expense risk charges ..........      4,161,875         153,379         105,577        146,238         145,540
                                                 -----------        --------       ---------     ----------     -----------
Net investment income (loss) ................      2,074,089         374,756         343,465        764,728        (136,110)
                                                 -----------        --------       ---------     ----------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Realized gains (losses) from redemption of
 fund shares ................................       (435,018)             --           6,226        (17,094)        (36,789)
Capital gains distributions .................     21,727,912              --         292,434             --       1,468,416
                                                 -----------        --------       ---------     ----------     -----------
Net realized gains (losses) from investment
 transactions ...............................     21,292,894              --         298,660        (17,094)      1,431,627
Net change in unrealized appreciation/
 depreciation of investments ................      5,557,756              --         (36,035)      (474,406)      2,167,911
                                                 -----------        --------       ---------     ----------     -----------
Net realized and unrealized gains (losses) on
 investments ................................     26,850,650              --         262,625       (491,500)      3,599,538
                                                 -----------        --------       ---------     ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..................    $28,924,739        $374,756       $ 606,090     $  273,228     $ 3,463,428
                                                 ===========        ========       =========     ==========     ===========

-----------
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
++++ INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



                    FLEXIBLY            SMALL                             EMERGING
 VALUE EQUITY        MANAGED       CAPITALIZATION     INTERNATIONAL        GROWTH         BALANCED
    FUND+            FUND+             FUND+          EQUITY FUND+         FUND+         PORTFOLIO++
--------------   --------------   ----------------   ---------------   -------------   --------------
   1,928,714        4,811,928            878,409           948,817         368,512          372,501
 $39,733,637      $92,424,369        $11,607,918       $15,385,221      $5,322,655       $5,866,684
 $43,183,898      $88,106,397        $11,252,426       $17,439,257      $6,423,163       $6,086,665
          --               --                 --                --              --               --
      17,962           34,694              4,293             7,316           3,148            3,280
 -----------      -----------        -----------       -----------      ----------       ----------
 $43,165,936      $88,071,703        $11,248,133       $17,431,941      $6,420,015       $6,083,385
 ===========      ===========        ===========       ===========      ==========       ==========

--------------------------------------------------------------------------------



                     FLEXIBLY            SMALL                              EMERGING
 VALUE EQUITY        MANAGED        CAPITALIZATION     INTERNATIONAL         GROWTH          BALANCED
    FUND+             FUND +            FUND+          EQUITY FUND+          FUND+          PORTFOLIO++
--------------   ---------------   ----------------   ---------------   ---------------   --------------
 $   539,199      $  2,481,409        $    70,610       $   161,765       $        --       $  103,437
     563,881         1,167,337            154,774           222,196            65,707           72,958
 -----------      ------------        -----------       -----------       -----------       ----------
     (24,682)        1,314,072            (84,164)          (60,431)          (65,707)          30,479
 -----------      ------------        -----------       -----------       -----------       ----------
    (216,842)          (61,741)           (43,756)           21,855            86,492           (4,584)
   3,523,876         8,840,034            183,261           563,801             1,272          726,519
 -----------      ------------        -----------       -----------       -----------       ----------
   3,307,034         8,778,293            139,505           585,656            87,764          721,935
    (748,979)       (6,788,985)        (1,431,774)        1,857,070         1,305,485         (198,018)
 -----------      ------------        -----------       -----------       -----------       ----------
   2,558,055         1,989,308         (1,292,269)        2,442,726         1,393,249          523,917
 -----------      ------------        -----------       -----------       -----------       ----------
 $ 2,533,373      $  3,303,380       ($ 1,376,433)      $ 2,382,295       $ 1,327,542       $  554,396
 ===========      ============        ===========       ===========       ===========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998 (CONT'D.)

                                             LIMITED                              CAPITAL
                                          MATURITY BOND        PARTNERS         APPRECIATION        EQUITY INCOME
                                           PORTFOLIO++       PORTFOLIO++        PORTFOLIO+++        PORTFOLIO++++
                                         ---------------   ---------------   -----------------   ------------------
INVESTMENT IN COMMON STOCK
 Number of Shares ....................         277,292           456,445            343,880            1,534,095
 Identified Cost .....................      $3,890,069        $8,946,237         $3,840,797          $31,991,328
ASSETS:
 Investments at market value .........      $3,832,173        $8,640,498         $3,101,813          $38,996,687
 Dividends receivable ................              --                --                 --                   --
LIABILITIES:
 Due to (from) The Penn Insurance and
   Annuity Company ...................          20,439             3,523              1,421               17,058
                                            ----------        ----------         ----------          -----------
NET ASSETS ...........................      $3,811,734        $8,636,975         $3,100,392          $38,979,629
                                            ==========        ==========         ==========          ===========

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998 (CONT'D.)




                                                        LIMITED                              CAPITAL
                                                     MATURITY BOND        PARTNERS         APPRECIATION        EQUITY INCOME
                                                      PORTFOLIO++        PORTFOLIO++       PORTFOLIO+++        PORTFOLIO++++
                                                    ---------------   ---------------   -----------------   ------------------
INVESTMENT INCOME:
 Dividends ......................................      $ 196,155        $   17,520          $      --          $   428,228
EXPENSE:
 Mortality and expense risk charges .............         46,348            92,149             45,339              502,947
                                                       ---------        ----------          ---------          -----------
 Net investment income (loss) ...................        149,807           (74,629)           (45,339)             (74,719)
                                                       ---------        ----------          ---------          -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses) from redemption of
   fund shares ..................................          1,639           (12,095)           (33,398)              (7,746)
 Capital gains distributions ....................             --           551,895            174,995            1,523,990
                                                       ---------        ----------          ---------          -----------
 Net realized gains (losses) from investment
   transactions .................................          1,639           539,800            141,597            1,516,244
 Net change in unrealized
   appreciation/depreciation of investments .....        (57,775)         (437,909)          (212,450)           1,714,500
                                                       ---------        ----------          ---------          -----------
 Net realized and unrealized gains (losses)
   on investments ...............................        (56,136)          101,891            (70,853)           3,230,744
                                                       ---------        ----------          ---------          -----------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ....................      $  93,671        $   27,262         ($ 116,192)         $ 3,156,025
                                                       =========        ==========          =========          ===========

-----------
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++   INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
++++ INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                                                                        EMERGING
       GROWTH            ASSET MANAGER           INDEX 500           MARKETS EQUITY
   PORTFOLIO++++         PORTFOLIO++++         PORTFOLIO++++         PORTFOLIO+++++
-------------------   -------------------   -------------------   --------------------

        859,908               334,387               114,495               204,836
    $27,341,290            $5,381,264           $13,805,228            $2,049,166

    $38,584,062            $6,072,466           $16,172,469            $1,456,381
             --                    --                    --                    --

          4,183                 2,527                 7,150                    --
    -----------            ----------           -----------            ----------
    $38,579,879            $6,069,939           $16,165,319            $1,456,381
    ===========            ==========           ===========            ==========

--------------------------------------------------------------------------------



                                                                        EMERGING
       GROWTH            ASSET MANAGER           INDEX 500           MARKETS EQUITY
   PORTFOLIO++++         PORTFOLIO++++         PORTFOLIO++++         PORTFOLIO+++++
-------------------   -------------------   -------------------   --------------------
    $   126,122            $ 148,199            $    57,734             $   8,013
        446,228               77,665                137,250                16,362
    -----------            ---------            -----------             ---------
       (320,106)              70,534                (79,516)               (8,349)
    -----------            ---------            -----------             ---------

        (79,701)               3,720                (38,418)               (2,786)
      3,299,098              444,598                133,723                    --
    -----------            ---------            -----------             ---------

      3,219,397              448,318                 95,305                (2,786)

      6,926,573              156,671              2,165,015              (349,138)
    -----------            ---------            -----------             ---------
     10,145,970              604,989              2,260,320              (351,924)
    -----------            ---------            -----------             ---------

    $ 9,825,864            $ 675,523            $ 2,180,804            ($ 360,273)
    ===========            =========            ===========             =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997

                                                             TOTAL
                                                --------------------------------
                                                      1998             1997
                                                ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ................   $   2,074,089    $   2,320,612
 Net realized gains (losses) from
  investment transactions ....................      21,292,894       10,346,335
 Net change in unrealized appreciation/
  depreciation of investments ................       5,557,756       14,512,578
                                                 -------------    -------------
Net increase (decrease) in net assets
 resulting from operations ...................      28,924,739       27,179,525
                                                 -------------    -------------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments ...........................     135,541,358      125,425,903
 Surrender benefits ..........................      (9,362,238)      (3,712,589)
 Net Transfers ...............................     (51,060,966)     (29,870,283)
 Contract administration charges .............         (88,251)         (55,707)
 Annuity benefits ............................      (5,347,245)      (3,453,573)
                                                 -------------    -------------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ..................................      69,682,658       88,333,751
                                                 -------------    -------------
 Total increase (decrease) in net assets .....      98,607,397      115,513,276
NET ASSETS:
 Beginning of year ...........................     239,352,087      123,838,811
                                                 -------------    -------------
 END OF YEAR .................................   $ 337,959,484    $ 239,352,087
                                                 =============    =============

                                                        MONEY MARKET FUND+                QUALITY BOND FUND+
                                                ----------------------------------  ------------------------------
                                                      1998              1997              1998            1997
                                                ----------------  ----------------  ---------------  -------------
OPERATIONS:
 Net investment income (loss) ................   $      374,756    $      269,877    $    343,465     $  240,364
 Net realized gains (losses) from
  investment transactions ....................               --                --         298,660          2,792
 Net change in unrealized appreciation/
  depreciation of investments ................               --                --         (36,035)        24,619
                                                 --------------    --------------    ------------     ----------
Net increase (decrease) in net assets
 resulting from operations ...................          374,756           269,877         606,090        267,775
                                                 --------------    --------------    ------------     ----------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments ...........................       23,596,049        15,006,343       6,843,131      2,584,557
 Surrender benefits ..........................         (788,184)         (184,822)       (200,330)       (68,783)
 Net Transfers ...............................      (17,700,923)      (13,635,983)     (2,275,495)      (554,711)
 Contract administration charges .............           (2,014)           (1,353)         (1,315)          (991)
 Annuity benefits ............................         (222,746)         (108,074)       (178,470)       (83,976)
                                                 --------------    --------------    ------------     ----------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ..................................        4,882,182         1,076,111       4,187,521      1,876,096
                                                 --------------    --------------    ------------     ----------
 Total increase (decrease) in net assets .....        5,256,938         1,345,988       4,793,611      2,143,871
NET ASSETS:
 Beginning of year ...........................        7,846,047         6,500,059       5,318,304      3,174,433
                                                 --------------    --------------    ------------     ----------
 END OF YEAR .................................   $   13,102,985    $    7,846,047    $ 10,111,915     $5,318,304
                                                 ==============    ==============    ============     ==========

                                                        HIGH YIELD BOND FUND+
                                                  --------------------------------
                                                        1998             1997
                                                  ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ..................   $    764,728     $     570,823
 Net realized gains (losses) from
  investment transactions ......................        (17,094)            3,996
 Net change in unrealized appreciation/
  depreciation of investments ..................       (474,406)          167,037
                                                   ------------     -------------
Net increase (decrease) in net assets
 resulting from operations .....................        273,228           741,856
                                                   ------------     -------------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................      4,945,705         5,569,185
 Surrender benefits ............................       (296,671)         (294,894)
 Net Transfers .................................     (1,392,476)       (1,032,502)
 Contract administration charges ...............         (2,027)             (942)
 Annuity benefits ..............................       (199,055)         (165,182)
                                                   ------------     -------------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................      3,055,476         4,075,665
                                                   ------------     -------------
 Total increase (decrease) in net assets .......      3,328,704         4,817,521
NET ASSETS:
 Beginning of year .............................      8,392,385         3,574,864
                                                   ------------     -------------
 END OF YEAR ...................................   $ 11,721,089     $   8,392,385
                                                   ============     =============

                                                      GROWTH EQUITY FUND+              VALUE EQUITY FUND+
                                                  -----------------------------  -------------------------------
                                                       1998            1997            1998            1997
                                                  --------------  -------------  ---------------  --------------
OPERATIONS:
 Net investment income (loss) ..................   ($   136,110)   ($  36,637)    ($    24,682)    $     49,629
 Net realized gains (losses) from
  investment transactions ......................      1,431,627       697,348        3,307,034        1,838,047
 Net change in unrealized appreciation/
  depreciation of investments ..................      2,167,911       150,133         (748,979)       3,228,914
                                                    -----------     ---------      -----------     ------------
Net increase (decrease) in net assets
 resulting from operations .....................      3,463,428       810,844        2,533,373        5,116,590
                                                    -----------     ---------      -----------     ------------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................      5,526,230     4,823,066       12,733,300       16,717,687
 Surrender benefits ............................       (158,570)      (62,363)      (1,585,043)        (398,755)
 Net Transfers .................................     (1,856,756)     (474,697)      (4,001,865)      (1,391,344)
 Contract administration charges ...............         (2,169)         (829)         (12,702)          (7,184)
 Annuity benefits ..............................       (173,262)      (43,676)        (517,363)        (321,771)
                                                    -----------     ---------      -----------     ------------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................      3,335,473     4,241,501        6,616,327       14,598,633
                                                    -----------     ---------      -----------     ------------
 Total increase (decrease) in net assets .......      6,798,901     5,052,345        9,149,700       19,715,223
NET ASSETS:
 Beginning of year .............................      7,003,233     1,950,888       34,016,236       14,301,013
                                                    -----------     ---------      -----------     ------------
 END OF YEAR ...................................    $13,802,134    $7,003,233      $43,165,936     $ 34,016,236
                                                    ===========    ===========     ===========     ============

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++ INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
      FUNDS I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997 (CONT'D)

                                                      FLEXIBLY MANAGED FUND+
                                                  --------------------------------
                                                        1998             1997
                                                  ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ..................   $  1,314,072     $  1,207,433
 Net realized gains (losses) from
  investment transactions ......................      8,778,293        4,106,617
 Net change in unrealized appreciation/
  depreciation of investments ..................     (6,788,985)       2,137,531
                                                   ------------     ------------
Net increase (decrease) in net assets
 resulting from operations .....................      3,303,380        7,451,581
                                                   ------------     ------------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................     23,480,763       29,495,872
 Surrender benefits ............................     (2,309,819)        (939,438)
 Net Transfers .................................     (6,076,934)      (2,878,761)
 Contract administration charges ...............        (25,948)         (16,941)
 Annuity benefits ..............................     (2,012,397)      (1,356,123)
                                                   ------------     ------------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................     13,055,665       24,304,609
                                                   ------------     ------------
 Total increase (decrease) in net assets .......     16,359,045       31,756,190
NET ASSETS:
 Beginning of year .............................     71,712,658       39,956,468
                                                   ------------     ------------
 END OF YEAR ...................................   $ 88,071,703     $ 71,712,658
                                                   ============     ============

                                                               SMALL
                                                       CAPITALIZATION FUND+           INTERNATIONAL EQUITY FUND+
                                                  --------------------------------  --------------------------------
                                                        1998             1997             1998             1997
                                                  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ..................   ($    84,164)     ($   59,981)    ($    60,431)    $    247,402
 Net realized gains (losses) from
  investment transactions ......................        139,505          633,914          585,656          438,429
 Net change in unrealized appreciation/
  depreciation of investments ..................     (1,431,774)         837,078        1,857,070           91,691
                                                    -----------       ----------      -----------     ------------
Net increase (decrease) in net assets
 resulting from operations .....................     (1,376,433)       1,411,011        2,382,295          777,522
                                                    -----------       ----------      -----------     ------------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................      4,140,766        5,634,761        4,528,945        7,093,961
 Surrender benefits ............................       (314,301)         (76,804)        (465,457)        (290,294)
 Net Transfers .................................     (1,814,570)        (790,037)      (1,883,029)      (1,488,312)
 Contract administration charges ...............         (4,050)          (2,673)          (5,841)          (3,915)
 Annuity benefits ..............................       (132,547)         (77,311)        (242,420)        (169,687)
                                                    -----------       ----------      -----------     ------------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................      1,875,298        4,687,936        1,932,198        5,141,753
                                                    -----------       ----------      -----------     ------------
 Total increase (decrease) in net assets .......        498,865        6,098,947        4,314,493        5,919,275
NET ASSETS:
 Beginning of year .............................     10,749,268        4,650,321       13,117,448        7,198,173
                                                    -----------       ----------      -----------     ------------
 END OF YEAR ...................................    $11,248,133      $10,749,268      $17,431,941     $ 13,117,448
                                                    ===========      ===========      ===========     ============

                                                          EMERGING GROWTH
                                                            PORTFOLIO+                 BALANCED PORTFOLIO+
                                                   ------------------------------  -----------------------------
                                                         1998           1997*           1998           1997
                                                   ---------------  -------------  -------------  --------------
OPERATIONS:
 Net investment income (loss) ...................   ($     65,707)   ($   9,423)    $   30,479      $    2,703
 Net realized gains (losses) from
  investment transactions .......................          87,764       192,904        721,935         140,597
 Net change in unrealized appreciation/
  depreciation of investments ...................       1,305,485      (204,977)      (198,018)        426,917
                                                     ------------     ---------     ----------      ----------
Net increase (decrease) in net assets
 resulting from operations ......................       1,327,542       (21,496)       554,396         570,217
                                                     ------------     ---------     ----------      ----------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments ..............................       4,314,103     2,824,448      2,016,921       1,776,553
 Surrender benefits .............................        (188,033)       (6,836)      (186,582)       (130,016)
 Net Transfers ..................................      (1,518,437)     (228,570)      (519,208)       (622,920)
 Contract administration charges ................          (1,117)          (84)        (1,402)         (1,210)
 Annuity benefits ...............................         (63,712)      (17,793)      (120,808)        (61,501)
                                                     ------------     ---------     ----------      ----------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities .....................................       2,542,804     2,571,165      1,188,921         960,906
                                                     ------------     ---------     ----------      ----------
 Total increase (decrease) in net assets ........       3,870,346     2,549,669      1,743,317       1,531,123
NET ASSETS:
 Beginning of year ..............................       2,549,669            --      4,340,068       2,808,945
                                                     ------------     ---------     ----------      ----------
 END OF YEAR ....................................    $  6,420,015    $2,549,669     $6,083,385      $4,340,068
                                                     ============    ===========    ==========      ==========

                                                           LIMITED MATURITY
                                                           BOND PORTFOLIO+
                                                   --------------------------------
                                                         1998             1997
                                                   ---------------  ---------------
OPERATIONS:
 Net investment income (loss) ...................   $     149,807    $      97,920
 Net realized gains (losses) from
  investment transactions .......................           1,639            3,589
 Net change in unrealized appreciation/
  depreciation of investments ...................         (57,775)          29,378
                                                    -------------    -------------
Net increase (decrease) in net assets
 resulting from operations ......................          93,671          130,887
                                                    -------------    -------------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments ..............................       2,008,024        1,893,653
 Surrender benefits .............................        (170,172)         (78,555)
 Net Transfers ..................................      (1,161,255)      (1,089,130)
 Contract administration charges ................            (751)            (576)
 Annuity benefits ...............................         (84,586)         (83,489)
                                                    -------------    -------------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities .....................................         591,260          641,903
                                                    -------------    -------------
 Total increase (decrease) in net assets ........         684,931          772,790
NET ASSETS:
 Beginning of year ..............................       3,126,803        2,354,013
                                                    -------------    -------------
 END OF YEAR ....................................   $   3,811,734    $   3,126,803
                                                    =============    =============

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++ INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
      FUNDS I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997 (CONT'D)

                                                            PARTNERS                 CAPITAL APPRECIATION
                                                           PORTFOLIO++                  PORTFOLIO+++
                                                  ----------------------------  ------------------------------
                                                       1998          1997*           1998            1997
                                                  -------------  -------------  -------------  ---------------
OPERATIONS:
 Net investment income (loss) ..................   ($  74,629)    ($  12,490)    ($  45,339)    ($     50,683)
 Net realized gains (losses) from
  investment transactions ......................      539,800         (1,352)       141,597           120,709
 Net change in unrealized appreciation/
  depreciation of investments ..................     (437,909)       132,170       (212,450)         (197,160)
                                                    ---------      ---------      ---------      ------------
Net increase (decrease) in net assets
 resulting from operations .....................       27,262        118,328       (116,192)         (127,134)
                                                    ---------      ---------      ---------      ------------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................    6,316,324      3,513,547        553,025         1,520,996
 Surrender benefits ............................     (240,149)       (14,660)      (179,038)         (117,546)
 Net Transfers .................................     (848,706)      (120,660)      (808,187)       (1,357,196)
 Contract administration charges ...............       (1,341)           (71)        (1,423)           (1,692)
 Annuity benefits ..............................      (90,589)       (22,310)       (37,839)          (25,856)
                                                    ---------      ---------      ---------      ------------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................    5,135,539      3,355,846       (473,462)           18,706
                                                    ---------      ---------      ---------      ------------
 Total increase (decrease) in net assets .......    5,162,801      3,474,174       (589,654)         (108,428)
NET ASSETS:
 Beginning of year .............................    3,474,174             --      3,690,046         3,798,474
                                                    ---------      ---------      ---------      ------------
 END OF YEAR ...................................   $8,636,975     $3,474,174     $3,100,392      $  3,690,046
                                                    ==========    ==========     ==========
============

                                                           EQUITY INCOME
                                                           PORTFOLIO++++
                                                  -------------------------------
                                                       1998             1997
                                                  --------------  ---------------
OPERATIONS:
 Net investment income (loss) ..................   ($    74,719)   ($    42,703)
 Net realized gains (losses) from
  investment transactions ......................      1,516,244       1,460,789
 Net change in unrealized appreciation/
  depreciation of investments ..................      1,714,500       3,899,630
                                                    -----------     -----------
Net increase (decrease) in net assets
 resulting from operations .....................      3,156,025       5,317,716
                                                    -----------     -----------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................     10,030,814      11,205,598
 Surrender benefits ............................       (802,060)       (461,859)
 Net Transfers .................................     (2,449,472)     (1,885,293)
 Contract administration charges ...............        (10,107)         (7,231)
 Annuity benefits ..............................       (688,303)       (537,337)
                                                    -----------     -----------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................      6,080,872       8,313,878
                                                    -----------     -----------
 Total increase (decrease) in net assets .......      9,236,897      13,631,594
NET ASSETS:
 Beginning of year .............................     29,742,732      16,111,138
                                                    -----------     -----------
 END OF YEAR ...................................    $38,979,629     $29,742,732
                                                    ===========     ===========

                                                              GROWTH
                                                        PORTFOLIO++++
                                                  ------------------------------
                                                       1998            1997
                                                  --------------  --------------
OPERATIONS:
 Net investment income (loss) ..................   ($   320,106)   ($   178,353)
 Net realized gains (losses) from
  investment transactions ......................      3,219,397         472,789
 Net change in unrealized appreciation/
  depreciation of investments ..................      6,926,573       3,506,923
                                                    -----------     -----------
Net increase (decrease) in net assets
 resulting from operations .....................      9,825,864       3,801,359
                                                    -----------     -----------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................     10,112,920       8,080,441
 Surrender benefits ............................       (896,947)       (464,697)
 Net Transfers .................................     (4,615,292)     (1,589,438)
 Contract administration charges ...............        (11,574)         (8,502)
 Annuity benefits ..............................       (344,414)       (218,182)
                                                    -----------     -----------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................      4,244,693       5,799,622
                                                    -----------     -----------
 Total increase (decrease) in net assets .......     14,070,557       9,600,981
NET ASSETS:
 Beginning of year .............................     24,509,322      14,908,341
                                                    -----------     -----------
 END OF YEAR ...................................    $38,579,879     $24,509,322
                                                    ===========     ===========

                                                          ASSET MANAGER                     INDEX 500
                                                          PORTFOLIO++++                  PORTFOLIO++++
                                                  ------------------------------  -----------------------------
                                                       1998            1997            1998           1997*
                                                  --------------  --------------  --------------  -------------
OPERATIONS:
 Net investment income (loss) ..................    $   70,534      $   42,396     ($    79,516)   ($  18,044)
 Net realized gains (losses) from
  investment transactions ......................       448,318         234,747           95,305           303
 Net change in unrealized appreciation/
  depreciation of investments ..................       156,671         324,115        2,165,015       202,226
                                                    ----------      ----------      -----------     ---------
Net increase (decrease) in net assets
 resulting from operations .....................       675,523         601,258        2,180,804       184,485
                                                    ----------      ----------      -----------     ---------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments .............................     1,443,285       1,898,036       11,906,022     4,226,105
 Surrender benefits ............................      (195,034)       (102,809)        (339,940)      (10,032)
 Net Transfers .................................      (213,530)       (320,483)      (1,763,815)      (93,068)
 Contract administration charges ...............        (1,882)         (1,403)          (2,179)          (80)
 Annuity benefits ..............................      (126,596)       (138,107)        (102,850)      (20,133)
                                                    ----------      ----------      -----------     ---------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities ....................................       906,243       1,335,234        9,697,238     4,102,792
                                                    ----------      ----------      -----------     ---------
 Total increase (decrease) in net assets .......     1,581,766       1,936,492       11,878,042     4,287,277
NET ASSETS:
 Beginning of year .............................     4,488,173       2,551,681        4,287,277            --
                                                    ----------      ----------      -----------     ---------
 END OF YEAR ...................................    $6,069,939      $4,488,173      $16,165,319    $4,287,277
                                                    ==========      ==========      ===========    ==========

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++ INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
      FUNDS I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PIA VARIABLE ANNUITY ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997 (CONT'D)

                                                      EMERGING MARKETS
                                                        PORTFOLIO++++
                                                -----------------------------
                                                     1998           1997*
                                                -------------   -------------
OPERATIONS:
 Net investment income (loss) ...............    ($   8,349)     $      379
 Net realized gains (losses) from
   investment transactions ..................        (2,786)            117
 Net change in unrealized appreciation/
   depreciation of investments ..............      (349,138)       (243,647)
                                                  ---------      ----------
Net increase (decrease) in net assets
 resulting from operations ..................      (360,273)       (243,151)
                                                  ---------      ----------
VARIABLE ANNUITY ACTIVITIES:
 Purchase payments ..........................     1,045,031       1,561,094
 Surrender benefits .........................       (45,908)         (9,426)
 Net Transfers ..............................      (161,016)       (317,178)
 Contract administration charges ............          (409)            (30)
 Annuity benefits ...........................        (9,288)         (3,065)
                                                  ---------      ----------
Net increase (decrease) in net assets
 resulting from variable annuity
 activities .................................       828,410       1,231,395
                                                  ---------      ----------
 Total increase (decrease) in net assets.....       468,137         988,244
NET ASSETS:
 Beginning of year ..........................       988,244              --
                                                  ---------      ----------
 END OF YEAR ................................    $1,456,381      $  988,244
                                                 ==========      ==========


-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
+     INVESTMENT IN PENN SERIES FUNDS, INC.
++    INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++ INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS
      FUNDS I AND II
+++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PIA VARIABLE ANNUITY ACCOUNT I
--------------------------------------------------------------------------------

Notes to Financial Statements

December 31, 1998


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of Penn Insurance and Annuity Variable Annuity Account I (Account I) are as follows:

     GENERAL -- Account I was established by The Penn Insurance and Annuity Company (PIA) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1998 and the reported amounts from operations and annuity activities during 1998 and 1997. Actual results could differ with those estimates. Certain 1997 amounts have been reclassified to conform with 1998 presentation.

     INVESTMENTS -- Assets of Account I are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

     FEDERAL INCOME TAXES -- PIA is taxed under federal law as a life insurance company. Account I is part of PIA's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

     DIVERSIFICATION REQUIREMENTS -- Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. PIA believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1998:

                                                  Purchases          Sales
                                               --------------   --------------
Money Market Fund ..........................    $ 19,368,931     $14,109,123
Quality Bond Fund ..........................       6,396,190       1,571,598
High Yield Bond Fund .......................       5,137,625       1,316,758
Growth Equity Fund .........................       6,046,452       1,374,908
Value Equity Fund ..........................      13,723,781       3,605,069
Flexibly Managed Fund ......................      29,234,402       6,023,862
International Equity Fund ..................       4,076,359       1,639,369
Small Capitalization Fund ..................       3,607,094       1,633,312
Emerging Growth Fund .......................       3,845,280       1,364,864
Balanced Portfolio .........................       2,552,092         604,784
Limited Maturity Bond Portfolio ............       1,955,899       1,195,840
Partners Portfolio .........................       6,264,530         649,677
Capital Appreciation Portfolio .............         593,361         937,315
Equity Income Portfolio ....................       9,791,491       2,256,762
Growth Portfolio ...........................      10,862,053       3,643,923
Asset Manager Portfolio ....................       1,868,755         446,799
Index 500 Portfolio ........................      11,360,878       1,595,682
Emerging Markets Equity Portfolio ..........       1,067,509         247,838
                                                ------------     -----------
Total ......................................    $137,752,682     $44,217,483
                                                ============     ===========

NOTE 3. CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by PIA and for administering at an annual rate of 1.25% and 0.15% respectively, of the average value of Account I. As reimbursement for expenses incurred in administering the contract, PIA receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

     If a policy is surrendered within the first 7 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

Note 4. Unit Values

     As of December 31, 1998, the accumulation units and accumulation unit values are as follows:

                                               Accumulation     Accumulated
                                                   Units        Unit Value
                                              --------------   ------------
Pennant Variable Annuity Contract
Money Market Fund .........................      1,143,557        $ 11.46
Quality Bond Fund .........................        757,765        $ 13.34
High Yield Bond Fund ......................        806,706        $ 14.53
Growth Equity Fund ........................        569,824        $ 24.22
Value Equity Fund .........................      2,077,252        $ 20.78
Flexibly Managed Fund .....................      5,522,285        $ 15.95
International Equity Fund .................        998,105        $ 17.47
Small Capitalization Fund .................        786,502        $ 14.30
Emerging Growth Fund ......................        347,843        $ 18.46
Balanced Portfolio ........................        380,135        $ 16.00
Limited Maturity Bond Portfolio ...........        319,947        $ 11.91
Partners Portfolio ........................        677,892        $ 12.74
Capital Appreciation Portfolio ............        278,560        $ 11.13
Equity Income Portfolio ...................      1,974,265        $ 19.74
Growth Portfolio ..........................      1,557,325        $ 24.77
Asset Manager Portfolio ...................        346,777        $ 17.50
Index 500 Portfolio .......................      1,051,390        $ 15.38
Emerging Markets Equity Portfolio .........        217,260        $  6.70

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS
THE PENN INSURANCE AND ANNUITY COMPANY
WILMINGTON, DELAWARE

We have audited the accompanying balance sheets of The Penn Insurance and Annuity Company (a wholly-owned subsidiary of The Penn Mutual Life Insurance Company) as of December 31, 1998 and 1997, and the related income statements, statements of changes in stockholder's equity and statements of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the Company for the year ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Penn Insurance and Annuity Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended, in conformity with generally accepted accounting principles.


                                            /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
January 29, 1999

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
BALANCE SHEETS

AS OF DECEMBER 31,                                                         1998             1997
----------------------------------------------------------------------------------------------------
(in thousands, except per share amount)
ASSETS
Debt securities, at fair value ....................................    $   690,583      $   659,215
Equity securities, at fair value ..................................             66              702
Mortgage loan on real estate ......................................          2,153            2,403
Real estate, net of accumulated depreciation ......................             --            2,916
Policy loans ......................................................        270,611          253,886
Short-term investments ............................................            948            2,741
                                                                       -----------      -----------
 TOTAL INVESTMENTS ................................................        964,361          921,863
Cash and cash equivalents .........................................          4,226            1,510
Investment income due and accrued .................................         21,730           21,019
Deferred acquisition costs ........................................         86,706           93,007
Amounts recoverable from reinsurers ...............................          6,655            5,066
Other assets ......................................................             64            5,302
Separate account assets ...........................................        371,872          290,539
                                                                       -----------      -----------
 TOTAL ASSETS .....................................................    $ 1,455,614      $ 1,338,306
                                                                       ===========      ===========
LIABILITIES
Reserves for payment of future policy benefits ....................    $    85,808      $    73,493
Other policyholder funds ..........................................        784,466          770,762
Accrued income tax payable:
 Current ..........................................................          1,807              251
 Deferred .........................................................         25,250           23,225
Other liabilities .................................................         13,955           14,179
Separate account liabilities ......................................        371,872          290,539
                                                                       -----------      -----------
 TOTAL LIABILITIES ................................................      1,283,158        1,172,449
                                                                       -----------      -----------
STOCKHOLDER'S EQUITY
Common stock, $2 par value; 1,000 shares authorized, issued,
 and outstanding ..................................................          2,000            2,000
Additional paid-in capital ........................................         93,369          103,369
Retained earnings .................................................         63,561           52,266
Accumulated other comprehensive income - unrealized gains .........         13,526            8,222
                                                                       -----------      -----------
 TOTAL STOCKHOLDER'S EQUITY .......................................        172,456          165,857
                                                                       -----------      -----------
   TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY .....................    $ 1,455,614      $ 1,338,306
                                                                       ===========      ===========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
INCOME STATEMENTS

FOR THE YEARS ENDED DECEMBER 31,                                1998         1997         1996
------------------------------------------------------------------------------------------------
(in thousands)
REVENUES
Premium and annuity considerations .......................    $ 16,284     $ 29,761     $ 25,882
Policy fee income ........................................      23,893       20,207       19,344
Net investment income ....................................      65,837       62,542       62,783
Net realized capital gains ...............................       1,729          106        2,311
Other income .............................................       6,557        4,905        5,507
                                                              --------     --------     --------
 TOTAL REVENUE ...........................................     114,300      117,521      115,827
                                                              --------     --------     --------
BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries .........      55,587       53,112       51,575
Increase in liability for future policy benefits .........      13,167       25,596       22,468
General expenses .........................................       6,706        7,517        8,596
Amortization of deferred acquisition costs ...............       9,923        2,640        6,773
                                                              --------     --------     --------
 TOTAL BENEFITS AND EXPENSES .............................      85,383       88,865       89,412
                                                              --------     --------     --------
Income Before Income Taxes ...............................      28,917       28,656       26,415
Federal income taxes/(benefit):
 Current .................................................      11,453        7,975        8,983
 Deferred ................................................        (831)       3,166          592
                                                              --------     --------     --------
  NET INCOME .............................................    $ 18,295     $ 17,515     $ 16,840
                                                              ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                Additional                        Other             Total
                                                    Common        Paid-In       Retained      Comprehensive     Stockholder's
FOR THE YEARS ENDED DECEMBER 31,                     Stock        Capital       Earnings          Income           Equity
------------------------------------------------------------------------------------------------------------------------------
(In thousands)
BALANCE AT JANUARY 1, 1996 ....................    $ 2,000      $ 103,369       $ 17,911        $  5,478         $ 128,758
 Net income for 1996 ..........................         --             --         16,840              --            16,840
 Other comprehensive income, net of tax:
   Unrealized depreciation of securities,
   net of reclassification adjustment .........         --             --             --          (3,343)           (3,343)
                                                   -------      ---------       --------        --------         ---------
 Comprehensive Income .........................                                                                     13,497
                                                   -------      ---------       --------        --------         ---------
BALANCE AT DECEMBER 31, 1996 ..................      2,000        103,369         34,751           2,135           142,255
 Net income for 1997 ..........................         --             --         17,515              --            17,515
 Other comprehensive income, net of tax:
   Unrealized appreciation of securities,
   net of reclassification adjustment .........         --             --             --           6,087             6,087
                                                   -------      ---------       --------        --------         ---------
 Comprehensive Income .........................                                                                     23,602
                                                   -------      ---------       --------        --------         ---------
BALANCE AT DECEMBER 31, 1997 ..................      2,000        103,369         52,266           8,222           165,857
 Net income for 1998 ..........................         --             --         18,295              --            18,295
 Other comprehensive income, net of tax:
   Unrealized appreciation of securities,
   net of reclassification adjustment .........         --             --             --           5,304             5,304
                                                   -------      ---------       --------        --------         ---------
 Comprehensive Income .........................                                                                     23,599
 Dividend paid to Penn Mutual .................         --             --         (7,000)             --            (7,000)
 Return of capital to Penn Mutual .............         --        (10,000)            --              --           (10,000)
                                                   -------      ---------       --------        --------         ---------
BALANCE AT DECEMBER 31, 1998 ..................    $ 2,000      $  93,369       $ 63,561        $ 13,526         $ 172,456
                                                   =======      =========       ========        ========         =========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                1998            1997            1996
-----------------------------------------------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income .............................................................    $   18,295      $   17,515      $   16,840
Adjustments to reconcile net income to net cash provided by operations:
 Capitalization of policy acquisition costs ............................        (6,496)         (7,196)         (7,527)
 Amortization of deferred acquisition costs ............................         9,923           2,640           6,773
 Policy fees on universal life and investment contracts ................       (26,722)        (23,228)        (19,344)
 Interest credited on universal life and investment contracts ..........        38,520          38,468          38,366
 Realized capital gains ................................................        (1,729)           (106)         (2,311)
 (Increase)/decrease in accrued investment income ......................          (711)           (795)         (5,967)
 (Increase)/decrease in amounts due from reinsurers ....................        (1,589)           (135)            884
 Increase in future policy benefit reserves ............................        12,315          25,571          21,213
 Increase/(decrease) in federal income taxes payable ...................           725          (1,377)            907
 Other, net ............................................................         4,411         (13,241)         13,961
                                                                            ----------      ----------      ----------
   NET CASH PROVIDED BY OPERATING ACTIVITIES ...........................        46,942          38,116          63,795
CASH FLOWS FROM INVESTING ACTIVITIES
Sales of investments:
 Debt securities available for sale ....................................       295,710         142,773         118,240
 Real estate investments ...............................................         3,450              --           2,849
 Equity securities .....................................................         1,286           3,747              --
 Mortgage loans ........................................................            --              --             159
Maturity and other principal repayments:
 Debt securities available for sale ....................................        74,315          69,239          46,805
 Mortgage loans ........................................................           150           5,527          11,015
Cost of investments acquired:
 Debt securities available for sale ....................................      (387,885)       (299,645)       (236,556)
 Equity securities .....................................................          (644)             --              --
 Mortgage loans ........................................................            --             (75)           (561)
 Real estate ...........................................................           (12)           (236)           (229)
 (Increase)/decrease in short-term investments .........................         1,793          30,674         (12,559)
 Increase in policy loans, net .........................................       (16,725)         (7,157)        (12,287)
                                                                            ----------      ----------      ----------
   NET CASH USED BY INVESTING ACTIVITIES ...............................       (28,562)        (55,153)        (83,124)
                                                                            ----------      ----------      ----------


                                 - continued -

  The accompanying notes are an intergral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
STATEMENTS OF CASH FLOWS, CONTINUED

FOR THE YEARS ENDED DECEMBER 31,                                     1998           1997           1996
-----------------------------------------------------------------------------------------------------------
(in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment contracts .........    $ 116,022      $  166,741     $  153,713
Withdrawals from universal life and investment contracts .....      (72,187)        (35,060)       (29,269)
Transfers to separate accounts ...............................      (42,499)       (115,104)      (105,011)
Return of capital/dividends to Penn Mutual ...................      (17,000)             --             --
                                                                  ---------      ----------     ----------
   NET CASH PROVIDED BY FINANCING ACTIVITIES .................      (15,664)         16,577         19,433
                                                                  ---------      ----------     ----------
   NET INCREASE/(DECREASE) IN CASH AND CASH
    EQUIVALENTS ..............................................        2,716            (460)           104
CASH AND CASH EQUIVALENTS
 Beginning of the year .......................................        1,510           1,970          1,866
                                                                  ---------      ----------     ----------
 End of the year .............................................    $   4,226      $    1,510     $    1,970
                                                                  =========      ==========     ==========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(IN THOUSANDS OF DOLLARS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

     The Penn Insurance and Annuity Company (the "Company") was founded in 1980 and commenced business in 1981 as a wholly-owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"). The Company currently concentrates primarily in the sale of individual annuity products, both fixed and variable. The Company sells its products through Penn Mutual's distribution systems, which consist of a network of career agents, independent agents and independent marketing organizations. Additionally, it has a significant amount of universal life insurance business in force, although the Company no longer sells these products. The Company is licensed to do business in forty-seven states and the District of Columbia.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and notes to the financial statements.

NEW ACCOUNTING PRONOUNCEMENTS

     As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, requires the restatement of prior year financials to reflect the components of comprehensive income.

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings. SFAS No. 133 is effective for fiscal years beginning after June 15, 1999. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

INVESTMENTS

     Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all securities.

     Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

     The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate held for sale is carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost.

     Policy loans are carried at the unpaid principal balances.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Short-term investments include securities purchased with a maturity date, at date of purchase, of 90 days to less than one year. Short-term investments are valued at cost.

     Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

DEFERRED ACQUISITION COSTS

     Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

     Deferred acquisition costs related to universal life insurance policies and annuity products, without mortality risk, that include significant surrender charges, are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality, expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is still recoverable from future estimated gross profits. Certain costs and expenses reported in the income statements are net of amounts deferred.

SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable annuity and pension contractholders. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

     RIDERS ON UNIVERSAL LIFE POLICIES AND LIFE CONTINGENT ANNUITY PRODUCTS

     Future policy benefits include reserves for riders on universal life insurance policies and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for these riders are unearned cost of insurance charges using statutory assumptions for investment yields and mortality. Interest rate assumptions used in the calculation of the liabilities for universal life riders ranged from 3.5% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

     Liabilities for the life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 5.09% to 13.25%. Premiums are recognized in income as they are received. Death and surrender benefits are reported in expense as incurred.

     UNIVERSAL LIFE AND OTHER ANNUITY PRODUCTS

     Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 3.0% to 7.85%.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with its parent, Penn Mutual. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $100 with over one-half of its life insurance in force ceded to Penn Mutual.

     Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

2. INVESTMENTS:

DEBT SECURITIES

     The following tables summarize the Company's investment in debt securities. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $461 as of December 31, 1998. The Company did not write down any securities for other than temporary declines in value as of December 31, 1997.

                                                                            December 31, 1998
                                                          ------------------------------------------------------
                                                                            Gross          Gross       Estimated
                                                           Amortized     Unrealized     Unrealized       Fair
                                                              Cost          Gains         Losses         Value
                                                          -----------   ------------   ------------   ----------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $  4,940        $   165        $   --       $  5,105
Foreign governments ...................................       4,828            548            --          5,376
Corporate securities ..................................     374,947         21,940         1,173        395,714
Mortgage and other asset-backed securities ............     276,845          8,190           647        284,388
                                                           --------        -------        ------       --------
  TOTAL ...............................................    $661,560        $30,843        $1,820       $690,583
                                                           ========        =======        ======       ========

                                                                            December 31, 1997
                                                          ------------------------------------------------------
                                                                            Gross          Gross       Estimated
                                                           Amortized     Unrealized     Unrealized       Fair
                                                              Cost          Gains         Losses         Value
                                                          -----------   ------------   ------------   ----------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $ 30,172        $ 1,894         $ --        $ 32,066
Foreign governments ...................................       4,788            495           --           5,283
Corporate securities ..................................     343,315         10,722          333         353,704
Mortgage and other asset-backed securities ............     261,453          6,761           52         268,162
                                                           --------        -------         ----        --------
  TOTAL ...............................................    $639,728        $19,872         $385        $659,215
                                                           ========        =======         ====        ========

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     The following tables summarize the amortized cost and estimated fair value of debt securities as of December 31, 1998 by contractual maturity.

                                                        Amortized     Estimated
                                                           Cost       Fair Value
                                                       -----------   -----------
Years to Maturity:
One or less ........................................    $ 37,029      $ 38,553
After one through five .............................      97,391       101,034
After five through ten .............................      80,625        86,459
After ten ..........................................     169,670       180,149
Mortgage and other asset-backed securities .........     276,845       284,388
                                                        --------      --------
  TOTAL ............................................    $661,560      $690,583
                                                        ========      ========

     Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 5.5 years.

     At December 31, 1998, the Company held $284,388 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $238,381 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $46,007. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $209,652 are rated AAA and include $1,713 of interest only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

     At December 31, 1998, the largest industry concentration of the Company's portfolio was investments in the finance industry of $112,450, representing 17% of the total debt portfolio.

     Proceeds during 1998, 1997 and 1996 from sales of available-for-sale securities were $295,710, $142,773 and $118,240. Gross gains and gross losses realized on those sales were $7,459 and $4,775, respectively, during 1998, $1,653 and $921, respectively, during 1997 and $2,138 and $363, respectively, for 1996.

     The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1998 and 1997, debt securities with amortized cost totaling $19,401 and $15,302, respectively, were less than investment grade. At December 31, 1998, the Company held securities with a carrying value of $1,261 which are to be restructured pursuant to commenced negotiations. At December 31, 1997, the Company did not hold any securities which were either in default as to principal and/or interest payments, were to be restructured pursuant to commenced negotiations or were in situations where the borrowers went into bankruptcy subsequent to acquisition. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1998 and 1997.

     At December 31, 1998 and 1997, the Company held no debt securities with restructured or modified terms.

EQUITY SECURITIES

     During 1998 and 1997, the proceeds from the sales of equity securities amounted to $1,286 and $3,747, respectively. The gross gains on those sales were $206 and $177 for 1998 and 1997, respectively. There were no sales of equity securities during 1996.

MORTGAGE LOANS

     On August 29, 1996, in conjunction with its parent, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $65,852 and a book value of $65,821, the loans were written down to a fair market value of $63,466, and a related reserve of $2,355 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $65,651. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust.

     The Company retained the highest quality classes of certificates with a par value of $60,071 and a fair market value of $61,683 at the time of the securitization. As of December 31, 1998, the par value and fair value of these securities was $38,703 and $39,959, respectively. As of December 31, 1997, the par value and fair value of these securities was $47,891 and $50,169, respectively. The Company sold the lowest rated classes of certificates with a par value of $5,581 and a fair market value of $2,086.

     The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $19,075 with a related reserve of $2,971 and an estimated fair value of $16,354 on the date of the securitization. Loans which the Company intends to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $16,389 and an estimated net realizable value of $13,668. The writedown of $2,721 was fully offset by a release in mortgage loss reserve. As of December 31, 1998 and 1997, the Company did not hold any of these loans. The Company intends to hold mortgage loans with a book value of $2,686 on the date of the securitization through their remaining terms. As of December 31, 1998 and 1997, the Company held $2,353 and $2,503, respectively, of these loans. The Company discontinued the origination of commercial mortgage loans in 1996.

     Mortgage loans as of December 31, 1998 and 1997 consisted of a loan on an office building in the state of New York. The carrying value of the mortgage loan was $2,353 and $2,503 and the valuation allowance was $(200) as of December 31, 1998 and 1997. The mortgage loan was not impaired or delinquent.

REAL ESTATE

     The Company had no real estate holdings at December 31, 1998. The Company had real estate held for sale with a carrying value of $2,916 net of a valuation reserve of $235 at December 31, 1997.

OTHER

     Investments on deposit with regulatory authorities as required by law were $3,620 at December 31, 1998 and 1997.

     As of December 31, 1998 and 1997, the Company's investments included $39,959 and $50,169, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 23% and 30% of stockholder's equity as of December 31, 1998 and 1997, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

     The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                           1998         1997         1996
                                        ----------   ----------   ----------
Debt securities .....................    $47,385      $43,915      $35,009
Equity securities ...................          6          362          265
Mortgage loans ......................        277        1,130        8,257
Real estate .........................        273          781          932
Policy loans ........................     18,622       17,777       18,346
Short-term investments ..............        578          709        2,207
                                         -------      -------      -------
Gross investment income .............     67,141       64,674       65,016
 Less: Investment expenses ..........      1,304        2,132        2,233
                                         -------      -------      -------
Investment income, net ..............    $65,837      $62,542      $62,783
                                         =======      =======      =======

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include changes in valuation allowances of $135, $792 and $4,949 during 1998, 1997 and 1996, respectively.

                                                            1998          1997         1996
                                                        -----------   -----------   ---------
Debt securities .....................................    $  2,223      $    732      $1,775
Equity securities ...................................         206           177          --
Mortgage loans ......................................        (100)       (1,432)        (17)
Real estate .........................................         569           692         553
Amortization of deferred acquisition costs ..........      (1,169)          (63)         --
                                                         --------      --------      ------
Realized gains ......................................    $  1,729      $    106      $2,311
                                                         ========      ========      ======

     The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                       1998        1997          1996
                                                    ---------   ----------   ------------
Unrealized gains/(losses):
 Debt securities ................................    $9,536      $15,127       $ (9,283)
 Equity securities ..............................      (200)        (265)            69
                                                     ------      -------       --------
                                                      9,336       14,862         (9,214)
                                                     ------      -------       --------
Less:
 Deferred policy acquisition costs ..............     1,175        5,497         (4,051)
 Deferred income taxes ..........................     2,857        3,278         (1,820)
                                                     ------      -------       --------
Net change in unrealized gains/(losses) .........    $5,304      $ 6,087       $ (3,343)
                                                     ======      =======       ========

     The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                            1998        1997         1996
                                                                         ---------   ---------   ------------
RECLASSIFICATION ADJUSTMENTS
Unrealized holding gains/(losses) arising during period ..............    $6,481      $6,819       $ (2,701)
Reclassification adjustment for gains included in net income .........     1,177         732            642
                                                                          ------      ------       --------
Unrealized gains/(losses) on investments, net of reclassification
 adjustment ..........................................................    $5,304      $6,087       $ (3,343)
                                                                          ======      ======       ========

     Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense of $1,434, $829 and $920, respectively, and $1,487, $808 and $1,066, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

4. FAIR VALUE INFORMATION:

     The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1998 and 1997.

                                                         1998                       1997
                                               ------------------------   ------------------------
                                                Carrying        Fair       Carrying        Fair
                                                  Value        Value         Value        Value
                                               ----------   -----------   ----------   -----------
FINANCIAL ASSETS:
 Debt securities
   Available for sale ......................    $690,583     $690,583      $659,215     $659,215
 Equity securities
   Common stock ............................          66           66            --           --
   Non-redeemable preferred stocks .........          --           --           702          702
 Mortgage loans ............................       2,153        2,361         2,403        2,523
 Policy loans ..............................     270,611      270,611       253,886      253,886
 Cash and cash equivalents .................       4,226        4,226         1,510        1,510
 Short-term investments ....................         948          948         2,741        2,741
 Separate account assets ...................     371,872      371,872       290,539      290,539
FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities ....................    $ 62,912     $ 65,889      $ 59,333     $ 61,791
   Other policyholder funds ................     721,554      721,554       711,429      711,429
                                                --------     --------      --------     --------
 Total policyholder funds ..................     784,466      787,443       770,762      773,220
 Separate account liabilities ..............     371,872      371,872       290,539      290,539

     The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, and short-term investments approximate their fair values. The statement values of other policyholder funds and separate account liabilities approximate their fair values.

     The fair values of the Company's liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds and separate account liabilities approximate their fair values.

     Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

     The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $4,832 and $12,275 as of December 31, 1998 and 1997, respectively.

5. INCOME TAXES:

     The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

     Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                 1998         1997
                                              ----------   ----------
DEFERRED TAX ASSETS
 Future policy benefits ...................    $10,430      $10,003
 Allowances for investment losses .........        231          117
 Other ....................................      1,619        2,819
                                               -------      -------
  Total deferred tax asset ................     12,280       12,939
                                               -------      -------
DEFERRED TAX LIABILITIES
 Deferred acquisition costs ...............     28,600       30,094
 Unrealized investment gains ..............      7,247        4,390
 Other ....................................      1,683        1,680
                                               -------      -------
  Total deferred tax liability ............     37,530       36,164
                                               -------      -------
NET DEFERRED TAX LIABILITY ................    $25,250      $23,225
                                               =======      =======

     The federal income taxes attributable to net income are different from the amounts determined by multiplying net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the tax provision is summarized as follows:

                                                          1998          1997         1996
                                                      -----------   -----------   ----------
Tax expense at 35% ................................    $ 10,121      $ 10,030      $ 9,245
Increase (decrease) in income taxes resulting from:
 Differential earnings amount .....................         785         1,073          845
 Other ............................................        (284)           38         (515)
                                                       --------      --------      -------
Federal income tax expense ........................    $ 10,622      $ 11,141      $ 9,575
                                                       ========      ========      =======

     As a wholly-owned subsidiary of a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

     The Internal Revenue Service has examined Penn Mutual's income tax returns through the year 1994. Management believes that an adequate provision has been made for any potential assessments.

6. REINSURANCE:

     The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                        Assumed        Ceded to
                                         Gross        from Other        Other
                                         Amount        Companies      Companies         Amount
                                     -------------   ------------   -------------   -------------
DECEMBER 31, 1998:
 Life Insurance in Force .........    $3,173,518      $2,780,712     $3,004,492      $2,949,738
 Premiums ........................        16,284              --             --          16,284
 Benefits ........................        56,200           5,728          6,341          55,587
 Reserves ........................       630,967         239,307          3,016         867,258

DECEMBER 31, 1997:
 Life Insurance in Force .........    $3,319,653      $2,910,310     $3,249,025      $2,980,938
 Premiums ........................        29,761              --             --          29,761
 Benefits ........................        55,221           4,945          7,051          53,112
 Reserves ........................       604,209         240,046          3,371         840,884


     During 1996, the Company had gross premiums of $25,743 and gross benefits of $14,788, assumed benefits of $5,428 and ceded benefits of $7,091.

     The Company assumes and cedes certain risks under reinsurance agreements with Penn Mutual. Net life insurance in-force assumed from Penn Mutual totaled $377,815 and $351,009 as of December 31, 1998 and 1997, respectively. The Company maintained reserves related to these policies of $238,310 and $239,005 as of December 31, 1998 and 1997, respectively. Net premium and annuity considerations assumed in connection with these agreements were $6,470 and $7,009 in 1998 and 1997, respectively. Net premium and annuity considerations assumed in 1996 were $7,160.

     The Company's intercompany Yearly Renewable Term (YRT) reinsurance treaty with its parent, Penn Mutual, which covers certain universal life insurance products, provides for an experience refund to be paid to the Company by Penn Mutual in the amount of 75% of any reinsurance gain that is generated on the products covered by the reinsurance agreement. As a result, $5,202, $3,832 and $4,461 was received by the Company from Penn Mutual as an experience rating refund in 1998, 1997 and 1996, respectively.

7. RELATED PARTY TRANSACTIONS:

     The Company's parent has undertaken to provide sufficient financial support so that the Company will have adequate capital and surplus as required by applicable laws to meet its obligation to its policyholders under the terms of the Company's policies and contracts.

     Under the terms of an expense allocation agreement, the Company reimbursed Penn Mutual for services and facilities provided on behalf of the Company, including direct and allocated expenses. For 1998, 1997 and 1996, the total expenses incurred under this agreement were $7,606, $8,245 and $8,915, respectively.

     State insurance laws limit the amount of dividends that the Company may pay to Penn Mutual.

8. COMMITMENTS AND CONTINGENCIES:

     The Company and its parent are respondents in a number of proceedings, some of which involve extracontractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

     The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1998 and 1997, the Company had no outstanding commitments relating to these investment activities.

--------------------------------------------------------------------------------
THE PENN INSURANCE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

9. STATUTORY INFORMATION:

     State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles
(GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments under statutory accounting principles generally lags recognition under GAAP.

     The Company's statutory capital and surplus at December 31, 1998 and 1997 was $101,798 and $100,812, respectively. The Company's net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1998, 1997 and 1996 was $19,382, $16,747 and $15,917, respectively.

10. YEAR 2000 (UNAUDITED):

     The services provided by the Company depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated earlier in this century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. Failure of computer systems could affect pricing, account services, and the handling of investment transactions, among other things. Penn Mutual provides all computer services and administration for the Company. Penn Mutual is providing all Year 2000 analysis, remediation and testing services for the Company. Penn Mutual began preparing for the Year 2000 actively in 1996. The effort involves assessing all computers, computer programs and related equipment, making necessary changes and ensuring that all systems process dates correctly. Penn Mutual believes that it has designed and implemented an efficient process for identifying what needs to be changed and is working to correct and test systems that research shows will be affected by dates in the Year 2000 and beyond. Penn Mutual expects its computer systems to be Year 2000 compliant.

     The Company has relationships with vendors and other service producers that are not affiliated with the Company. As part of its plan Penn Mutual is contacting vendors and service providers to obtain assurances that such service providers have taken appropriate measures to address the Year 2000 issue. Penn Mutual will assess and attempt to mitigate risks where outside service providers are not Year 2000 ready. However, there is no assurance that the failure of outside service providers to complete adequate preparations in a timely manner, which results in systems interruptions or other consequences, will not have an adverse effect, directly or indirectly, on the Company.

     The cost of addressing the Year 2000 issue is significant but not material to the Company's financial condition or results of operations. The Company will continue to incur costs in addressing the Year 2000, but does not anticipate that the costs will be material going forward.

     The foregoing statements are designated Year 2000 Readiness Disclosure within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271,S.2392).

                                     PART C

                                Other Information

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS


                  (a)      FINANCIAL STATEMENTS INCLUDED IN PART B:

                           FINANCIAL STATEMENTS OF PENN VARIABLE ANNUITY ACCOUNT
                           I:

                           Report of Independent Auditors
                           Statement of Assets and Liabilities - For the years ended December 31, 1998
                           Statement of Operations - For the years ended December 31, 1998
                           Statements of Changes in Net Assets - For the years ended December 31, 1998 and 1997
                           Notes to Financial Statements

                           FINANCIAL STATEMENTS OF THE PENN INSURANCE AND ANNUITY COMPANY:

                           Report of Independent Auditors
                           Statements of Financial Condition at December 31,
                           1998
                           Statements of Operations for the years ended December 31, 1998, 1997, and 1996
                           Statements of Changes in Stockholders' Equity for the years ended December 31, 1998, 1997 and 1996 Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996
                           Notes to Financial Statements

                  (b)      Exhibits

                           1. Resolution of Board of Directors of The Penn Insurance and Annuity Company authorizing the establishment of the Registrant. Filed herewith.

                           2. Not applicable.

                           3.       (a)     Sales Support Agreement between
                                            The Penn Insurance and Annuity
                                            Company and Hornor, Townsend & Kent,
                                            Inc. dated March 1, 1995. Filed
                                            herewith.

                                    (b)     Agent's Agreement between the
                                            Company, Hornor, Townsend & Kent,
                                            Inc. and Agent, relating to
                                            brokerdealer supervision, dated
                                            March 1, 1995. Filed herewith.

                                    (c)     Distribution Agreement between The
                                            Penn Insurance and Annuity Company
                                            and Hornor, Townsend & Kent, Inc.
                                            dated March 1, 1995. Filed herewith.

                                    (d)     Form of Broker-Dealer Selling
                                            Agreement (for broker-dealers
                                            licensed to sell variable annuity
                                            contracts and/or variable life
                                            insurance contracts under state
                                            insurance laws). Filed herewith.

                                    (e)     Form of Broker-Dealer Selling
                                            Agreement (for broker-dealers with
                                            affiliated corporations licensed to
                                            sell variable annuity contracts
                                            and/or variable life insurance
                                            contracts under state insurance
                                            laws). Filed herewith.

                           4.       (a)     Individual Variable and Fixed
                                            Annuity Contract (Form IA-94).
                                            Filed herewith.

                                    (b)     Endorsement No. PI 1534-96 to
                                            Individual Retirement Annuity
                                            Contract. Filed herewith.

                                    (c)     Endorsement No. PI 1542-97 to Tax
                                            Deferred Annuity 403(b) Contract.
                                            Filed herewith.

                                    (d)     Endorsement No. PI 1536-90-403(b)
                                            Loan Endorsement. Filed herewith.

                                    (e)     Endorsement No. PI 1543-90 to
                                            Non-Tranferrable Annuity -401(g).
                                            Filed herewith.

                                    (f)     Endorsement No. PI 1542-90 to Tax
                                            Deferred Annuity- 403(b). Filed
                                            herewith.

                           5. Application for Individual Variable and Fixed Annuity Contract (Form PI
                                            1335). Filed herewith.

                           6.       (a)     Certificate of The Penn Insurance
                                            and Annuity Company. Filed herewith.

                                    (b)     By-laws of The Penn Insurance and
                                            Annuity Company. Filed herewith.

                           7.               None.

                           8.       (a)     Fund Participation Agreement
                                            among The Penn Insurance and Annuity
                                            Company, TCI Portfolios, Inc.
                                            (renamed American Century Variable
                                            Portfolios, Inc., effective May 1,
                                            1997) and Investors Research
                                            Corporation (renamed American
                                            Century Investment Management, Inc.
                                            effective May 1, 1997). Filed
                                            herewith.

                                    (b)(1)  Sales Agreement between The Penn
                                            Insurance and Annuity Company and
                                            Neuberger & Berman Advisers
                                            Management Trust. Originally filed
                                            as Exhibit 8(b) to Pre-Effective
                                            Amendment No. 1 to this Registration
                                            Statement filed on February 22,
                                            1995. Incorporated by reference to
                                            Exhibit 8(b)(1) to Post-Effective
                                            Amendment No. 1 to the Registration
                                            Statement filed on April 29, 1996
                                            (Accession No.
                                            0000950109-96-002706).

                                    (b)(2)  Assignment and Modification
                                            Agreement between Neuberger & Berman
                                            Advisers Management Trust, Neuberger
                                            & Berman Management Incorporated,
                                            Neuberger & Berman Advisers Managers
                                            Trust, Advisers Managers Trust and
                                            and The Penn Insurance and Annuity
                                            Company. Incorporated herein by
                                            reference to Exhibit 8(b)(2) to
                                            Post-Effective Amendment No. 1 to
                                            the Registration Statement filed on
                                            April 29, 1996 (Accession No.
                                            0000950109-96-002706).

                                    (b)(3)  Amendment to Participation Agreement
                                            between The Penn Insurance and
                                            Annuity Company and Neuberger &
                                            Berman Advisers Management Trust.
                                            Incorporated herein by reference to
                                            Exhibit 8(b)(3) to Post-Effective
                                            Amendment No. 2 to the Registration
                                            Statement filed on April 29, 1997
                                            (Accession No.
                                            0000950109-96-003327).

                                    (c)     Participation Agreement between The
                                            Penn Insurance and Annuity Company
                                            and Variable Insurance Products
                                            Fund. Filed herewith.

                                    (d)     Participation Agreement between The
                                            Penn Insurance and Annuity Company
                                            and Variable Insurance Products Fund
                                            II. Filed herewith.

                                    (e)     Form of Sales Agreement between Penn
                                            Series Funds, Inc. and The Penn
                                            Insurance and Annuity Company, dated
                                            May 1, 1999. Filed herewith.

                                    (f)     Participation Agreement between The
                                            Penn Insurance and Annuity Company
                                            and Morgan Stanley Universal Funds,
                                            Inc. Incorporated herein by
                                            reference to Exhibit 8(f) to
                                            Post-Effective Amendment No. 2 to
                                            the Registration Statement filed on
                                            April 30, 1997, (Accession No.
                                            000950109-97-003327).

                           9. Opinion of C. Ronald Rubley, Esq., Associate General Counsel to The Penn Mutual Life Insurance Company (parent of the Company), as to the legality of the Contracts. Filed herewith.

                           10.      (a)     Consent of Ernst & Young, LLP. Filed
                                            herewith.

                                    (b)     Consent of Morgan, Lewis & Bockius
                                            LLP. Filed herewith.


                           11.              None.

                           12.              None.

                           13.              Schedule for Computation of
                                            Performance Quotations. Filed
                                            herewith.

                           14.      (a)     Powers of Attorney of Directors
                                            (except Larry L. Mast). Incorporated
                                            herein by reference to Exhibit 14(a)
                                            to Post- Effective Amendment 2 to
                                            the Registration Statement filed on
                                            April 30, 1997 (Accession No.
                                            0000950109-97-003327).

                                    (b)     Power of Attorney of Larry L. Mast,
                                            Director. Incorporated herein by
                                            reference to Exhibit 14(b) to
                                            Post-Effective Amendment 4 to the
                                            Registration Statement filed on
                                            April 23, 1998 (Accession No.
                                            0001036050-98-000668).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following table sets forth all of the directors and officers of the Depositor.

DIRECTORS

ROBERT E. CHAPPELL                           ERNEST K. NOLL

NANCY S. BRODIE                              RUDOLPH C. SANDER

LARRY L. MAST                                DANIEL J. TORAN


OFFICERS

DANIEL J. TORAN                              STEVEN M. HERZBERG
President                                    Treasurer

NANCY S. BRODIE                              FRANKLIN L. BEST, JR.
Executive Vice President and                 Secretary and Counsel
Chief Financial Officer
                                             ANN M. STROOTMAN
PETER M. SHERMAN                             Controller
Senior Vice President and
Chief Investment Officer                     THOMAS F. GUMINA
                                             Medical Director
ROBERT P. DAVIS
Vice President and Chief Actuary             LAWRENCE N. SALTZMAN
                                             Assistant Treasurer
PATRICK J. FILLETTE
Vice President                               LAURA M. RITZKO
                                             Assistant Secretary
HAROLD E. MAUDE, JR.
Vice President                               RONALD R. TRUDEAU
                                             Manager, Financial Reporting
RICHARD F. PLUSH
Vice President                               AVA P. WICKS
                                             Director, Life and Annuity Company



The business address of the directors and officers, except Messrs. Noll and Sander, is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172. The address of Mr. Noll is 421 Keats

Road, Huntingdon Valley, PA 19006. The business address of Mr. Sander is Janney Montgomery Scott Inc., 1801 Market Street, Philadelphia, PA 19103.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company.

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

CORPORATION                             PRINCIPAL BUSINESS                      STATE OF INCORPORATION
-----------                             ------------------                      ----------------------

The Penn Insurance and                       Life Insurance and Annuities       Delaware
Annuity Company



Independence Capital                         Investment Adviser                 Pennsylvania
Management, Inc.



Penn Janney Fund, Inc.                       Investments                        Pennsylvania

INDEPENDENCE SQUARE                          Holding Company                    Pennsylvania
PROPERTIES, INC.

The Pennsylvania Trust                       Trust Company                      Pennsylvania
Company



                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES


CORPORATION                             PRINCIPAL BUSINESS                      STATE OF INCORPORATION
-----------                             ------------------                      ----------------------


Penn Glenside Corporation                    Real Estate Investment             Pennsylvania

Penn Wayne Corporation                       Real Estate Investment             Pennsylvania

St. James Realty Corporation                 Real Estate Investment             Pennsylvania

Investors' Mortgage                          Real Estate Investment             Pennsylvania
Corporation

Christie Street Properties,                  Real Estate Investment             Pennsylvania
Inc.

INDEPRO CORPORATION                          Real Estate Investment             Delaware

Economic Resources                           Real Estate Investment             Delaware
Associates, Inc.

WPI Investment Company                       Real Estate Investment             Delaware

Hornor, Townsend & Kent,                     Registered Broker-Dealer and       Pennsylvania
Inc.                                         Investment Adviser

Penn Tallahassee Corporation                 Real Estate Investment             Florida

JANNEY MONTGOMERY SCOTT                      Registered Broker-Dealer and       Delaware
INC.                                         Investment Adviser



                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES


CORPORATION                             PRINCIPAL BUSINESS                      STATE OF INCORPORATION
-----------                             ------------------                      ----------------------


Indepro Property Fund I                      Real Estate Investment             Delaware
Corporation

Indepro Property Fund II                     Real Estate Investment             Delaware
Corporation

Commons One Corporation                      Real Estate Investment             Delaware

West Hazleton, Inc.                          Real Estate Investment             Delaware


                          JANNEY MONTGOMERY SCOTT, INC.
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                             PRINCIPAL BUSINESS                      STATE OF INCORPORATION
-----------                             ------------------                      ----------------------


Addison Capital                              Investment Adviser                 Pennsylvania
Management, Inc.

JMS Resources, Inc.                          Oil and Gas Development            Pennsylvania

JMS Investor Services, Inc.                  Insurance Sales                    Delaware


ITEM 27. NUMBER OF CONTRACT OWNERS

                  As of March 31, 1999, there were:
                  3,341 owners of qualified individual variable annuity contracts 2,826 owners of nonqualified individual variable annuity contracts

ITEM 28. INDEMNIFICATION

                  Article 4.1 of the By-laws of The Penn Insurance and Annuity Company provides as follows: "The Company shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding either civil, criminal, administrative or investigative by reason of the fact that he is or was a Director, Officer or employee of the Company or is or was serving at the request of the Company as a director, officer or employee of another enterprise against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding to the extent that such person is not otherwise indemnified and the power to do so has been or may be granted by statute. For this purpose the Board of Directors may, and on request of any such person shall be required to, determine in each case whether or not the applicable standards in any such statute have been met, or such determination shall be made by independent legal counsel, if the Board so directs or if the Board is not empowered by statute to make such determination." Article 4.2 further provides that the foregoing indemnification provision is not exclusive, and Article 4.3 authorizes the Board to purchase at the Company's expense insurance and to give other indemnification to the extent permitted by law.

                  Selling Agreements entered into by The Penn Insurance and Annuity Company ("PIA") and its affiliate, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of PIA and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

                  Hornor, Townsend & Kent, Inc. serves as principal underwriter of the securities of the Securities Registrant.

                  Hornor, Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company, and for variable annuity and variable life insurance contracts issued by Penn Mutual and funded through Variable Annuity Account III and Variable Life Account I.

                  HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

                  John J. Gray, Director and Chairman of the Board
                  Larry L. Mast, Director
                  Nina M. Mulrooney, Director
                  Daniel J. Toran, Director
                  Norman T. Wilde, Jr., Director
                  Ronald C. Zimmerman, President and Chief Executive Officer Michael D. Sweeney, Assistant Vice President, Director of Compliance and Secretary
                  Edward G. Pecelli - Assistant Vice President, Director of Sales and Marketing
                  Laura M. Ritzko, Assistant Secretary
                  Joseph R. Englert, Assistant Vice President, Director of Operations
                  Henry S. Buck, Assistant Vice President and Assistant
                  Treasurer
                  Barbara S. Wood, Senior Vice President, Finance and Treasurer Franklin L. Best, Jr., Counsel
                  Constance Flaville, Assistant Secretary

                  The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania.

                  The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

                  Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year

                           NET UNDERWRITING        COMPENSATION
NAME OF PRINCIPAL            DISCOUNTS AND              ON                BROKER             OTHER
    UNDERWRITER              COMMISSIONS            REDEMPTION          COMMISSIONS       COMMISSIONS
    -----------              -----------            ----------          -----------       -----------

Hornor, Townsend &               $ 251,816               $0                 $0                $0
Kent, Inc.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

                  The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

                  The Penn Insurance and Annuity Company
                  600 Dresher Road
                  Horsham, Pennsylvania 19044

ITEM 31. MANAGEMENT SERVICES

                  See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

                  THE PENN INSURANCE AND ANNUITY COMPANY HEREBY UNDERTAKES:

                  (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                  (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

                  (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Insurance and Annuity Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

                  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 23rd day of April, 1999.

                                  PIA VARIABLE ANNUITY ACCOUNT I
                                  (Registrant)

                                  THE PENN INSURANCE AND ANNUITY COMPANY
                                 (Depositor)

                                  By:   /s/ Daniel J. Toran
                                        --------------------------------------
                                           Daniel J. Toran
                                           President

                  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 23rd day of April, 1999.


Signature                                   Title
---------                                   -----


*Daniel J. Toran                    President and Director
                                    (Principal Executive Officer)

/s/ Nancy S. Brodie              Executive Vice President,
---------------------------      Chief Financial Officer and Director
Nancy S. Brodie                  (Principal Financial Officer)


 /s/ Ann M. Strootman            Controller
---------------------------      (Principal Accounting Officer)
Ann M. Strootman


*Robert E. Chappell              Director

*Larry L. Mast                   Director

*Ernest K. Noll                  Director

*Rudolph C. Sander               Director




*By:  /s/ Robert E. Chappell
      -----------------------------------
      Robert E. Chappell, attorney-in-fact

EXHIBIT INDEX

EX-99.B 1                   Resolution of Board of Directors of The Penn
                            Insurance and Annuity Company authorizing the establishment of the Registrant.

EX-99.B 3(a)                Sales Support Agreement between The Penn Insurance
                            and Annuity Company and Hornor, Townsend & Kent,
                            Inc., dated March 1, 1995.

EX-99.B 3(b)                Agent's Agreement between the Company, Hornor,
                            Townsend & Kent, Inc. and Agent, relating to broker-dealer supervision, dated March 1, 1995.

EX-99.B 3(c)                Distributtion Agreement between The Penn Insurance
                            and Annuity Company and Hornor , Towns end & Kent,
                            Inc., dated March 1, 1995.

EX-99.B3(d)                 Form of Broker-Dealer Selling Agreement (for
                            broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws).

EX-99.B3(e)                 Form of Broker-Dealer Selling Agreement (for
                            broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws).

EX-99.B 4(a)                Individual Variable and Fixed Annuity Contract
                            (Form IA-94).

EX-99.B 4(b)                Endorsement No. PI 1534-96 to the Individual Retired
                            Annuity Contract.

EX-99.B 4(c)                Endorsement No. PI 1542-97 to the Tax Deferred
                            Annuity 403(b) Contract.

EX-99.B 4(d)                Endorsement No. PI 1536-90-403(b) Loan Endorsement.

EX-99.B 4(e)                Endorsement No. PI 1543-90 to Non-Transferrable
                            Annuity 401(g).

EX-99.B 4(f)                Endorsement No. PI 1542-90 to Tax Deferred Annuity
                            403(b).

EX-99.B 5                   Application for Individual Variable and Fixed
                            Annuity Contract (Form PI 1335).

EX-99.B 6(a)                Certificate of The Penn Insurance and Annuity
                            Company.

EX-99.B 6(b)                By-laws of The Penn Insurance and Annuity Company.

EX-99.B 8(a)                Fund Participation Agreement among The Penn
                            Insurance and Annuity Company, TCI Portfolios, Inc.
                            and Investment Research Corporation.

EX-99.B 8(c)                Participation greement between the Penn Insurance
                            and Annuity Company and Neuber ger & Berger Advisers
                            Management Trust.

EX-99.B 8(d)                Participation Agreement between the Penn Insurance
                            and Annuity Company and the Variable Insurance
                            Products Fund.

EX-99.B 8(e)                Form of Sales Agreement between Penn Series Funds,
                            Inc. and The Penn Insurance and Annuity Company.

EX-99.B9                    Opinion of C. Ronal Rubley.

EX-99.B 10(a)               Consent of Ernst & Young LLP

EX-99.B 13                  Consent of Morgan, Lewis & Bockius LLP

EX-99.B 13                  Schedule for Computation of Performance Quotations


                                      C-13